GLOBAL ASSET MANAGEMENT(R)


                                GAM FUNDS, INC.



                                 ANNUAL REPORT

                               FOR THE YEAR ENDED
                              31ST DECEMBER, 1998




This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objective, policies, management, records and other information.



                                GAM FUNDS, INC.
                              INVESTMENT ADVISER;
                      GAM International Management Limited



                                                                          GAM(R)

--------------------------------------------------------------------------------
                                 The GAM Group
--------------------------------------------------------------------------------

     The GAM group  was  founded  in April  1983 by  Gilbert  de  Botton.  GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has approximately US$13.6 billion under management and employs a worldwide staff of about 526 people.

     For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of seven open-end mutual funds - GAM International, GAM Global, GAM Europe, GAM Pacific Basin, GAM Japan Capital, GAM North America and GAMerica Capital Funds.

     For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).



--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

 GAM International ......................    3

 GAM Global .............................   10

 GAM Europe .............................   17

 GAM Pacific Basin ......................   22

 GAM Japan Capital ......................   28

 GAM North America ......................   34

 GAMerica Capital .......................   39

 Financial Statements ...................   44

 Notes to Financial Statements ..........   51

--------------------------------------------------------------------------------
                             GAM International Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



                              JOHN R. HORSEMAN JOINED GAM IN 1987, INITIALLY AS A MEMBER OF THE ASIAN TEAM BASED IN HONG KONG. SINCE MOVING TO THE LONDON OFFICE IN 1990, HE HAS BEEN RESPONSIBLE FOR A NUMBER OF GAM'S GLOBAL AND INTERNATIONAL FUNDS. PRIOR TO JOINING GAM IN 1987, HE WORKED FOR BA INVESTMENT MANAGEMENT INTERNATIONAL LTD AND WAS RESPONSIBLE FOR SOME OF THE BANK OF AMERICA'S GLOBAL EQUITY FUNDS. HE COMMENCED MANAGEMENT OF GAM GLOBAL AND GAM INTERNATIONAL FUNDS ON 1ST APRIL, 1990. MR HORSEMAN ALSO MANAGES THE OFFSHORE FUND GAM
                              UNIVERSAL US$ INC. HE WAS EDUCATED AT THE UNIVERSITY OF BIRMINGHAM.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES




                                                        GAM
                                              International
                                                    Class A
                                                     (after                    Average
                                         GAM        maximum          MSCI      1 Month
                               International     sales load          EAFE      Deposit
                                     Class A         of 5%)         Index         Rate
31st Dec, 1998                      US$30.06       US$31.64      1,405.04
------------------------------------------------------------------------------------------
                                           %              %             %             %
------------------------------------------------------------------------------------------
Quarter to Dec, 98                    + 2.42         - 2.70         +20.75       + 1.35
------------------------------------------------------------------------------------------
Jan - Dec, 1998                       + 7.22         + 1.85         +20.33       + 5.67
------------------------------------------------------------------------------------------
Average annual total return:
------------------------------------------------------------------------------------------
5 years to December, 1998             +11.96         +10.82         + 9.50       + 5.40
------------------------------------------------------------------------------------------
10 years to December, 1998           + 15.65        + 15.06         + 5.96       + 5.81
------------------------------------------------------------------------------------------
Since inception                      + 20.56        + 20.12         +15.72       + 6.33
------------------------------------------------------------------------------------------

Performance is calculated on a total return basis. During the year, Class A paid a distribution of US$0.51, and Class D paid a distribution of US$0.49. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
          GAM International Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]






NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.








----------------------------
Sources used are the net asset value of the Fund which is computed daily and Morgan Stanley Capital International.

     The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.





AVERAGE ANNUAL TOTAL RETURN - CLASS A


       [The following table represents a bar graph in the printed report.]


                                               GAM
                                      INTERNATIONAL
                          GAM               CLASS A
                INTERNATIONAL        (AFTER MAXIMUM          MSCI
                      CLASS A     SALES LOAD OF 5%)    EAFE INDEX
YEAR                        %                     %             %
-----------------------------------------------------------------
One                     7.22                  1.85          20.33
Five                   11.96                 10.82           9.50
Ten                    15.65                 15.06           5.96
Since Inception        20.56                 20.12          15.72



ANNUAL PERFORMANCE - CLASS A


      [The following table represents a bar graph in the printed report.]


                                           GAM
                                 INTERNATIONAL
                     GAM               CLASS A
           INTERNATIONAL        (AFTER MAXIMUM          MSCI
                 CLASS A     SALES LOAD OF 5%)    EAFE INDEX
YEAR                   %                     %             %
------------------------------------------------------------
1994             (10.23)               (14.71)          8.06
1995              30.09                 23.59          11.55
1996               8.98                  3.53           6.36
1997              28.93                 22.48           2.06
1998               7.22                  1.85          20.33

--------------------------------------------------------------------------------
          GAM International Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES



                                                  GAM
                                        International                    Average
                                 GAM          Class B         MSCI       1 Month
                       International   (with deferred         EAFE       Deposit
                             Class B    sales charge)        Index          Rate
31st Dec, 1998              US$30.41                      1,405.04
--------------------------------------------------------------------------------
                                   %               %             %             %
--------------------------------------------------------------------------------
Quarter to Dec, 98            + 2.22          - 2.89         +20.75       + 1.35
--------------------------------------------------------------------------------
Since inception*              - 8.92          -13.48         + 1.96       + 3.31
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES


                                                      GAM
                                            International                  Average
                                   GAM            Class C       MSCI       1 Month
                         International     (with deferred       EAFE       Deposit
                               Class C      sales charge)      Index          Rate
31st Dec, 1998                US$30.37                          1,405.04
----------------------------------------------------------------------------------
                                     %               %               %           %
----------------------------------------------------------------------------------
Quarter to Dec, 98              + 2.19          + 1.17          +20.75      + 1.35
----------------------------------------------------------------------------------
Since inception*                - 6.87          -10.54          + 4.51      + 3.42
----------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES


                                                          GAM
                                                International
                                                      Class D
                                                       (after                  Average
                                           GAM        maximum         MSCI     1 Month
                                 International     sales load         EAFE     Deposit
                                       Class D       of 3.5%)        Index        Rate
31st Dec, 1998                        US$29.92       US$31.01     1,405.04
--------------------------------------------------------------------------------------
                                             %              %            %           %
--------------------------------------------------------------------------------------
Quarter to Dec, 98                      + 2.40         - 1.19       +20.75      + 1.35
--------------------------------------------------------------------------------------
Jan - Dec, 1998                         + 7.13         + 3.38       +20.33      + 5.67
--------------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------------
Since inception*                        +16.12         +14.87       +10.65      + 5.59
--------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.


[GRAPHIC OMITTED]



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performance of Class D is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.





----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.


The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

--------------------------------------------------------------------------------
          GAM International Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE COMMENT



     In retrospect, 1998 must be viewed as one of the more challenging years which GAM International has had to face. A collapse in the emerging markets precipitated by Russia's default of its foreign obligations and a continuation of the Asian crisis were features of the second half of 1998. Only in the last few months did these markets experience a measure of recovery.

     Troubles were not confined to Asia or the emerging markets. Although the Fund had little or no direct exposure to Asia, the Fund's holdings in banks and financial institutions in Europe did not escape the downturn. Perceiving that these banks may have problem loans in Asia or losses in emerging market debt, investors sold shares heavily, whether or not they did in fact have such an exposure or had sustained losses. The subsequent recovery has them trailing still from their old highs. It is the view of the Manager that those European banks and life insurance companies which are concentrating on core businesses and maintaining adequate risk controls can continue their recovery. However, their performance has been relatively disappointing this year and contributed to the underperformance of GAM International during the second half of 1998.

     On a brighter note, we look forward to 1999 and believe the investment climate will remain favorable. In the fall of this year, we increased our exposure to the Deutsche mark, but soon to be Euro, denominated bonds and feel confident that `real' bond yields will continue their steady decline, provided inflation and economic growth continue, at their low level across the `Euro' zone. Similarly, we have been increasing our exposure to higher yielding utilities, particularly in the United Kingdom where restructuring in a stable pricing climate is improving profitability. Bid activity in the water and electric power sectors has also been growing, as investors recognize the value inherent in many of the companies in these industries.

     Elsewhere our decision to sell our holdings in Japanese electrical and automobile exporters was an important one. A strengthening of Japanese yen combined with a deepening recession in their home market threatened to undermine the profitability of these companies. The cash raised was usefully reinvested in German bonds and select banking and life insurance stocks in Europe, which were disproportionately affected by the crisis. Our exposure to Asian stocks is extremely low and GAM International has no direct emerging market exposure.

--------------------------------------------------------------------------------
               GAM International Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 31ST DECEMBER, 1998


                                                                 MARKET
                                                                  VALUE
      HOLDINGS   DESCRIPTION                                        US$
--------------   --------------------------------------- --------------
ADJUSTABLE RATE INDEX NOTES - 3.3%
                 UNITED KINGDOM - 3.3%
           +     DLJ ARIN, Indexed to 3,000,000 shares
                 British Biotech 1999-01-15                7,552,783
           +     DLJ ARIN, Indexed to 3,200,000 shares
                 British Biotech 1999-04-03                3,953,800
           +     DLJ ARIN, Indexed to 10,000,000 shares
                 British Steel 1999-11-09                 12,565,718
           +     DLJ ARIN, Indexed to 26,745,352 shares
                 Basket 1999-10-18                        66,363,675
           +     DLJ ARIN, Indexed to 7,307,127 shares
                 TeleWest Communications 1999-12-07        7,171,617
                                                          ----------
TOTAL ADJUSTABLE RATE INDEX NOTES
(COST $100,668,948)                                       97,607,593
                                                          ----------
BONDS - 15.6%
                 GERMANY - 15.6%
 219,750,000     Bundes Deutschland 6.25%
                 2024-01-04                              161,965,866
 398,500,000     Bundes Deutschland 6.50%
                 2027-07-04                              304,136,347
                                                         -----------
TOTAL BONDS (COST $467,227,419)                          466,102,213
                                                         -----------
BOND WARRANTS - 0.6%
                 GERMANY - 0.6%
*550,000,000     Bundes Deutschland 5.625%
                 1999-12-09 114.5 DEM Calls                9,533,663
*520,000,000     Bundes Deutschland 5.625%
                 1999-12-10 115.86 DEM Calls               8,514,620
                                                         -----------
TOTAL BOND WARRANTS (COST $24,054,228)                    18,048,283
                                                         -----------
CURRENCY WARRANTS - 0.0%
                 UNITED STATES - 0.0%
  *1,404,000     Goldman USD/HKD 7.75
                 Put Call Wts 1999-06-11                     842,400
                                                         -----------
TOTAL CURRENCY WARRANTS (COST $5,866,400)                    842,400
                                                         -----------
EQUITIES - 75.1%
                 DENMARK - 2.0%
     442,377     Den Danske Bank                          59,566,757
                                                         -----------
                                                          59,566,757
                                                         -----------
                 FINLAND - 1.8%
     445,210     Nokia A                                  54,460,582
                                                         -----------
                                                          54,460,582
                                                         -----------





                                                          MARKET
                                                           VALUE
    HOLDINGS     DESCRIPTION                                 US$
------------     -------------------------------- --------------
                 FRANCE - 12.4%
     715,785     AXA - UAP                              103,699,848
      56,760     Carrefour                               42,831,415
  *3,470,967     Credit Lyonnais                        130,991,600
      84,118     L'Oreal                                 60,782,815
     235,575     Union des Assurances Federales          31,263,933
                                                        -----------
                                                        369,569,611
                                                        -----------
                 GERMANY - 2.2%
     182,649     Allianz                                 66,935,696
                                                        -----------
                                                         66,935,696
                                                        -----------
                 JAPAN - 5.1%
   1,240,000     Takeda Chemical                         47,764,101
   2,479,000     Terumo                                  58,391,393
   1,456,000     Yamanouchi Pharmaceutical               46,930,311
                                                        -----------
                                                        153,085,805
                                                        -----------
                 NETHERLANDS - 13.0%
   1,305,910     Fortis AMEV                            108,164,300
     931,387     ING                                     56,767,107
   1,089,178     Koninklijke                             51,889,920
   1,441,593     Unilever                               123,162,589
     219,106     Wolters Kluwer                          46,862,485
                                                        -----------
                                                        386,846,401
                                                        -----------
                 SWEDEN - 0.6%
   1,447,643     OM Gruppen                              18,255,128
                                                        -----------
                                                         18,255,128
                                                        -----------
                 SWITZERLAND - 14.8%
      51,046     Nestle Registered                      111,220,243
      53,677     Novartis Registered                    105,609,488
       9,115     Roche Holdings Genussscheine           111,322,160
    *154,388     Zurich Allied                          114,415,650
                                                        -----------
                                                        442,567,541
                                                        -----------
                 UNITED KINGDOM - 23.2%
   7,236,425     Bank of Scotland                        86,617,402
   3,807,911     Barclays                                82,042,783
   5,158,091     British Aerospace                       43,990,101
   4,546,010     Dairy Crest Group                       28,038,378
   2,046,128     Emap Publishing                         39,118,233
   5,000,000     Express Dairies                         11,013,731
   2,506,213     Hyder                                   31,456,726
      44,120     Lloyds TSB Group                           628,586
   4,388,652     National Express Group                  81,276,488
   6,080,007     National Power                          52,459,003
   4,339,899     Newsquest                               17,640,345
   5,729,633     Scottish Power                          57,913,389
   3,268,678     Severn Trent                            55,426,940

--------------------------------------------------------------------------------
         GAM International Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------




                                                             MARKET
                                                              VALUE
      HOLDINGS   DESCRIPTION                                    US$
-------------------------------------------------------------------
   2,368,824     Severn Trent Class B                    1,220,796
  11,347,590     Stagecoach Holdings                    45,181,199
   3,137,252     Thames Water                           60,500,085
                                                     -------------
                                                       694,524,185
                                                     -------------
TOTAL EQUITIES (COST $1,656,925,839)                 2,245,811,706
                                                     -------------
INDEX WARRANTS - 1.3%
                 JAPAN - 1.3%
  *1,332,400     Nikkei 225 (OTC)
                 Put Wts 1999-12-03                     37,906,780
                                                     -------------
TOTAL INDEX WARRANTS (COST $27,021,106)                 37,906,780
                                                     -------------
OPTIONS - 1.6%
                 DENMARK - 0.2%
     *90,000     Tele Danmark
                 1999-09-10 991 DKK Puts                 5,631,554
                                                     -------------
                                                         5,631,554
                                                     -------------
                 FRANCE - 0.3%
     *65,000     Bouygues
                 1999-10-14 1,456 FRF Puts              10,589,850
                                                     -------------
                                                        10,589,850
                                                     -------------
                 JAPAN - 0.1%
     *83,478     Tostem
                 1999-09-14 2,822 JPY Puts                 860,622
    *243,794     Tostem
                 1999-09-17 2,594 JPY Puts               1,528,435
                                                     -------------
                                                         2,389,057
                                                     -------------
                 UNITED KINGDOM - 1.0%
  *2,333,333     British Gas
                 1999-10-07 5 GBP Puts                  16,912,656
  *1,150,226     Rentokil
                 1999-11-05 5 GBP Puts                   3,575,036
  *1,000,000     Rentokil
                 1999-11-02 5 GBP Puts                   2,743,043
  *1,183,067     Rentokil
                 1999-12-17 6 GBP Puts                   6,155,265
                                                     -------------
                                                        29,386,000
                                                     -------------
TOTAL OPTIONS (COST $65,377,819)                        47,996,461
                                                     -------------


                                                              MARKET
                                                               VALUE
      HOLDINGS   DESCRIPTION                                     US$
--------------------------------------------------------------------
PREFERRED SHARES - 2.1%
                 GERMANY - 2.1%
     131,627     SAP Pfd                                62,779,901
                                                     -------------
TOTAL PREFERRED SHARES (COST $60,503,618)               62,779,901
                                                     -------------
TIME DEPOSITS - 0.1%
                 UNITED STATES - 0.1%
   3,710,594     Wachovia Bank
                  4.0% 1999-01-04                        3,710,594
                                                     -------------
TOTAL TIME DEPOSITS (COST $3,710,594)                    3,710,594
                                                     -------------
TOTAL INVESTMENTS (COST $2,411,355,971**) -          2,980,805,931
                                                     -------------
99.7%
FUTURES - 0.8%
                 JAPAN - 0.8%
         US$
*312,200,093     NIKKEI 225 Index Futures (SMX)
                 1999-03-31                             32,894,383
                                                     -------------
TOTAL FUTURES
                                                        32,894,383
MARGIN ON DEPOSIT AS COLLATERAL
                                                       (10,323,188)
                                                     -------------
DUE FROM BROKERS FOR FUTURES CONTRACTS
                                                        22,571,195
                                                     -------------
NET CURRENT LIABILITIES - (0.5)%
                                                       (15,175,887)
                                                     -------------
TOTAL NET ASSETS - 100.0%
                                                     2,988,201,239
                                                     =============


 * Non-income producing security.
** Cost for federal income tax purposes is $2,421,955,200 (Note 5).
 + Adjustable rate index notes are inversely indexed to the value of the underlying security.

Glossary of Terms:
DEM - German Mark
DKK - Danish Krone
FRF - French Franc
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
OTC - Over the Counter
SMX - Singapore International Monetary Exchange
USD - United States Dollar


See notes to financial statements.

--------------------------------------------------------------------------------
         GAM International Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 1998


[The following table represents a pie chart in the printed report.]

NET CURRENT LIABILITIES ................ (0.5)%
UNITED KINGDOM .........................  27.5%
OTHER ..................................   4.7%
JAPAN ..................................   7.3%
FRANCE .................................  12.7%
NETHERLANDS ............................  13.0%
SWITZERLAND ............................  14.8%
GERMANY ................................  20.5%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 1998 (UNAUDITED)


      [The following table represents a pie chart in the printed report.]


NET CURRTENT LIABILITIES ............... (0.5)%
HEALTH & PERSONAL CARE .................  14.8%
FIXED INTEREST .........................  15.6%
OTHER ..................................  25.4%
BUSINESS & PUBLIC SERVICES .............   7.5%
FOOD & HOUSEHOLD PRODUCTS ..............  11.0%
BANKING ................................  12.0%
INSURANCE ..............................  14.2%

--------------------------------------------------------------------------------
                                GAM Global Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



                              JOHN R. HORSEMEN JOINED GAM IN 1987, INITIALLY AS A MEMBER OF THE ASIAN TEAM BASED IN HONG KONG. SINCE MOVING TO THE LONDON OFFICE IN 1990, HE HAS BEEN RESPONSIBLE FOR A NUMBER OF GAM'S GLOBAL AND INTERNATIONAL FUNDS. PRIOR TO JOINING GAM IN 1987, HE WORKED FOR BA INVESTMENT MANAGEMENT INTERNATIONAL LTD AND WAS RESPONSIBLE FOR SOME OF THE BANK OF AMERICA'S GLOBAL EQUITY FUNDS. HE COMMENCED MANAGEMENT OF GAM GLOBAL AND GAM INTERNATIONAL FUNDS ON 1ST APRIL, 1990. MR HORSEMAN ALSO MANAGES THE OFFSHORE FUND GAM
                              UNIVERSAL US$ INC. HE WAS EDUCATED AT THE UNIVERSITY OF BIRMINGHAM.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe, and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may substantially invest in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES




                                                  GAM
                                               Global
                                              Class A
                                                (after                    Average
                                   GAM        maximum           MSCI      1 Month
                                Global     sales load          World      Deposit
                               Class A          of 5%)         Index         Rate
31st Dec, 1998                US$19.04       US$20.04       1,149.95
------------------------------------------------------------------------------------
                                     %              %               %            %
 -----------------------------------------------------------------------------------
Quarter to Dec, 98              - 0.83         - 5.79          +21.22       + 1.35
------------------------------------------------------------------------------------
Jan - Dec, 1998                 + 2.57         - 2.56          +24.80       + 5.67
------------------------------------------------------------------------------------
Average annual total return:
------------------------------------------------------------------------------------
5 years to December, 1998       +12.26         +11.11          +16.19       + 5.40
------------------------------------------------------------------------------------
10 years to December, 1998      +13.77         +13.19          +11.26       + 5.81
------------------------------------------------------------------------------------
Since inception                 +12.96         +12.50          +13.24       + 6.11
------------------------------------------------------------------------------------

Performance is calculated on a total return basis. During the year, Class A and Class D paid a distribution of US$0.17. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
              GAM Global Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]




NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.






----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.


     The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.







AVERAGE ANNUAL TOTAL RETURN - CLASS A


      [The following table represents a bar graph in the printed report.]


                                      GAM GLOBAL
                        GAM               CLASS A        MSCI
                     GLOBAL        (AFTER MAXIMUM       WORLD
                    CLASS A     SALES LOAD OF 5%)       INDEX
YEAR                      %                     %           %
------------------------------------------------------------------
One                  2.57              (2.56)            24.80
Five                12.26              11.11             16.19
Ten                 13.77              13.19             11.26
Since Inception     12.96              12.50             13.24



ANNUAL PERFORMANCE - CLASS A

      [The following table represents a bar graph in the printed report.]


                                GAM GLOBAL
               GAM               CLASS A        MSCI
            GLOBAL        (AFTER MAXIMUM       WORLD
           CLASS A     SALES LOAD OF 5%)       INDEX
  YEAR           %                     %           %
----------------------------------------------------
1994       (16.15)               (20.35)        5.58
1995        36.25                 29.44        21.33
1996        12.74                  7.11        14.00
1997        34.95                 28.20        16.23
1998         2.57                 (2.56)       24.80

--------------------------------------------------------------------------------
              GAM Global Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES



                                        GAM Global                       Average
                            GAM            Class B          MSCI         1 Month
                         Global     (with deferred         World         Deposit
                        Class B      sales charge)         Index            Rate
31st Dec, 1998         US$19.11                         1,149.95
---------------------------------------------------------------------------------
                               %                %              %               %
---------------------------------------------------------------------------------
Quarter to Dec, 98      - 1.04             - 5.98         +21.22          + 1.35
---------------------------------------------------------------------------------
Since inception*        - 8.96             -13.51         + 7.99          + 3.31
---------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES


                                            GAM Global                    Average
                                GAM            Class C            MSCI    1 Month
                             Global     (with deferred           World    Deposit
                            Class C      sales charge)           Index       Rate
31st Dec, 1998             US$19.10                            1,149.95
--------------------------------------------------------------------------------------
                                  %                  %                %              %
--------------------------------------------------------------------------------------
Quarter to Dec, 98           - 1.04             - 2.03           +21.22         + 1.35
--------------------------------------------------------------------------------------
Since inception*             - 9.31             -10.21           + 8.47         + 3.42
--------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES


                                         GAM Global
                                            Class D
                                             (after                   Average
                              GAM           maximum          MSCI     1 Month
                           Global        sales load         World     Deposit
                          Class D           of 3.5%)        Index        Rate
31st Dec, 1998              US$18.79       US$19.47      1,149.95
--------------------------------------------------------------------------------
                                   %              %             %           %
--------------------------------------------------------------------------------
Quarter to Dec, 98            - 0.84          - 4.31       +21.22      + 1.35
--------------------------------------------------------------------------------
Jan - Dec, 1998               + 2.38          - 1.20       +24.80      + 5.67
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
Since inception*              +16.57          +15.29       +18.67      + 5.58
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.


[GRAPHIC OMITTED]



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performance of Class D is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.








----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.


The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.

--------------------------------------------------------------------------------
              GAM Global Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE COMMENT



     1998 was a challenging year for GAM Global. The second half of 1998 saw continued collapses in emerging markets, precipitated by a default in Russia's foreign obligations and a continuation of the Asian crisis. Only in the last quarter did these markets experience some recovery.

     The Fund had little direct exposure to Asia and emerging markets. However, the Fund was invested in US brokers and banks (such as Merrill Lynch and Citigroup) which suffered from problem loans or trading losses related to these markets.

     At the beginning of October, in view of the sharply deteriorating worldwide economies, cash was also raised. Monies were reinvested a few weeks later when the US Federal Reserve gave a clear signal that it would act to avoid a recession, by cutting rates sharply and unexpectedly.

     The decision, with hindsight, was too defensive and efforts to protect the fund by raising cash also contributed to the underperformance of GAM Global during the second half of 1998.

     On a brighter note, however, we look forward to 1999 and believe that the investment climate will remain favorable. In the fall of this year, we increased our exposure to leading US consumer non-durable goods companies, such as Colgate and Procter & Gamble. These companies are prime beneficiaries of sharply lower commodity costs. They also dominate their markets and enjoy stable demand for their products.

     New names, such as Pfizer and EMC Corp. were added to the exposure to the pharmaceutical and technology sectors. These two sectors continue to have attractive growth characteristics. We have also increased our exposure to the Deutsche mark, but soon to be Euro, denominated bonds and feel confident that with inflation and economic growth staying very low, right across the `Euro' zone, `real' bond yields will continue their steady decline.

     Elsewhere, our decision to sell our holdings in Japanese electrical and automobile exporters was an important one. A strengthening of the yen combined with a deepening recession in their home market threatens to undermine the profitability of these companies. The cash raised was reinvested in German bonds and in consumer goods, pharmaceutical and technology companies in the US, which were disproportionately affected by the crisis and thus undervalued. GAM Global has limited direct exposure to Asian stocks and to emerging markets.

--------------------------------------------------------------------------------
                   GAM Global Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 31ST DECEMBER, 1998


                                                             MARKET
                                                              VALUE
      HOLDINGS   DESCRIPTION                                    US$
--------------   ------------------------------------- ------------
ADJUSTABLE RATE INDEX NOTES - 2.0%
                 UNITED KINGDOM - 1.7%
           +     DLJ ARIN, Indexed to 115,000 shares
                 British Biotech 1999-05-07               141,981
           +     DLJ ARIN, Indexed to 160,000 shares
                 Colt Telecom 1999-10-01                  798,552
           +     DLJ ARIN, Indexed to 220,000 shares
                 Orange 1999-09-03                      1,358,720
           +     DLJ ARIN, Indexed to 100,000 shares
                 TeleWest Communications 1999-04-02       178,257
           +     DLJ ARIN, Indexed to 32,042 shares
                 TeleWest Communications 1999-09-07        12,116
           +     DLJ ARIN, Indexed to 202,113 shares
                 TeleWest Communications 1999-06-10       234,131
           +     DLJ ARIN, Indexed to 75,000 shares
                 with Wts. TeleWest
                 Communications 1999-03-24                169,484
                                                        ---------
                                                        2,893,241
                                                        ---------
                 UNITED STATES - 0.3%
           +     DLJ ARIN, Indexed to 25,000 shares
                 MCI WorldCom 1999-10-21                  601,649
                                                        ---------
                                                          601,649
                                                        ---------
 TOTAL ADJUSTABLE RATE INDEX NOTES (COST $3,727,028)    3,494,890
                                                        ---------
BONDS - 9.0%
                 GERMANY - 9.0%
  20,000,000     Bundes Deutschland 6.50% 2027-07-04   15,264,058
                                                       ----------
 TOTAL BONDS (COST $15,021,497)                        15,264,058
                                                       ----------
 BOND WARRANTS - 0.5%
                 GERMANY - 0.5%
 *47,000,000     Bundes Deutschland 5.625%
                 1999-12-10 115.86 DEM Calls              769,591
                                                       ----------
 TOTAL BOND WARRANTS (COST $1,064,321)                    769,591
                                                       ----------
EQUITIES - 80.9%
                 FINLAND - 1.8%
      24,226     Nokia A                                2,963,460
                                                       ----------
                                                        2,963,460
                                                       ----------
                 FRANCE - 4.9%
       3,121     Carrefour                              2,355,124
     *99,135     Credit Lyonnais                        3,741,278
       3,166     L'Oreal                                2,287,720
                                                       ----------
                                                        8,384,122
                                                       ----------



                                                             MARKET
                                                              VALUE
      HOLDINGS   DESCRIPTION                                    US$
--------------   ----------------------------------- --------------
                 NETHERLANDS - 4.6%
      59,306     Fortis AMEV                           4,912,124
      13,838     Wolters Kluwer                        2,959,677
                                                       ---------
                                                       7,871,801
                                                       ---------
                 SWITZERLAND - 6.6%
       2,022     Novartis Registered                   3,978,285
         191     Roche Holding Genussscheine           2,332,697
       6,505     Zurich Allied                         4,820,801
                                                       ---------
                                                      11,131,783
                                                      ----------
                 UNITED KINGDOM - 5.7%
     144,336     Barclays                              3,109,770
     133,819     Hyder                                 1,679,629
     257,767     National Power                        2,224,043
     139,940     Thames Water                          2,698,662
                                                      ----------
                                                       9,712,104
                                                      ----------
                 UNITED STATES - 57.3%
      76,597     Abbott Laboratories                   3,753,253
      37,761     American Express                      3,861,062
      38,474     American International Group          3,717,550
     *31,004     Amerisource Health Corp               2,015,260
      30,004     Automatic Data Processing             2,405,946
      19,439     Bristol-Myers Squibb                  2,601,181
      29,398     Cintas                                2,070,722
      57,320     Colgate-Palmolive                     5,323,595
      83,184     Computer Associates International     3,545,718
      41,121     Computer Sciences                     2,649,734
     *42,650     EMC                                   3,625,250
      77,113     Freddie Mac                           4,968,969
      87,605     Galileo International                 3,810,818
      88,213     H.J. Heinz                            4,995,061
      51,111     IMS Health                            3,855,686
      38,023     Intel                                 4,508,102
      50,569     Johnson & Johnson                     4,241,475
      37,280     Merck                                 5,505,790
     *36,419     Microsoft                             5,050,860
     133,534     Nielsen Media Research                2,403,612
      44,484     Pfizer                                5,579,962
      65,009     Procter & Gamble                      5,936,134
      65,776     Schering-Plough                       3,634,124
     *66,812     Tellabs                               4,580,798
      28,831     William Wrigley Jr. Company           2,582,176
                                                      ----------
                                                      97,222,838
                                                     -----------
TOTAL EQUITIES (COST $113,534,410)                   137,286,108
                                                     -----------

--------------------------------------------------------------------------------
             GAM Global Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------




                                                           MARKET
                                                            VALUE
       HOLDINGS   DESCRIPTION                                 US$
---------------   ------------------------------- ---------------
OPTIONS - 2.6%
                  FRANCE - 0.4%
      *4,333      Bouygues
                  1999-10-14 1456 FRF Puts             705,936
                                                       -------
                                                       705,936
                                                       -------
                  JAPAN - 1.0%
      *4,522      Tostem
                  1999-09-14 2822 JPY Puts              46,620
     *13,206      Tostem
                  1999-09-17 2594 JPY Puts              82,793
    *112,500      Tostem
                  1999-11-12 3016 JPY Puts           1,546,270
                                                     ---------
                                                     1,675,683
                                                     ---------
                  UNITED KINGDOM - 0.8%
    *113,333      British Gas
                  1999-10-07 5 GBP Puts                821,470
     *65,729      Rentokil
                  1999-10-05 5 GBP Puts                204,293
     *67,604      Rentokil
                  1999-12-17 6 GBP Puts                351,730
                                                     ---------
                                                     1,377,493
                                                     ---------
                  UNITED STATES - 0.4%
     *12,500      MCI WorldCom
                  1999-12-23 104 USD Puts              736,000
                                                     ---------
                                                       736,000
                                                     ---------
TOTAL OPTIONS (COST $5,555,088)                      4,495,112
                                                     ---------
PREFERRED SHARES - 1.5%
                  GERMANY - 1.5%
       5,342      SAP Pfd                            2,547,883
                                                     ---------
TOTAL PREFERRED SHARES (COST $2,429,133)             2,547,883
                                                     ---------
TIME DEPOSITS - 1.5%
                  UNITED STATES - 1.5%
$  2,550,799      Morgan Guaranty London
                  4.0% 1999-01-04                    2,550,799
                                                     ---------
TOTAL TIME DEPOSITS (COST $2,550,799)                2,550,799
                                                   -----------
TOTAL INVESTMENTS (COST $143,882,276**) - 98.0%    166,408,441
                                                   -----------


                                                           MARKET
                                                            VALUE
       HOLDINGS   DESCRIPTION                                 US$
---------------   ------------------------------- ---------------
FUTURES - 0.5%
         US$      JAPAN - 0.5%
 *12,238,164      Nikkei-225 Index Futures (SMX)
                  1999-03-31                         1,399,538
                                                   -----------
TOTAL FUTURES
                                                     1,399,538
MARGIN ON DEPOSIT AS COLLATERAL
                                                      (514,831)
                                                   -----------
DUE FROM BROKERS FOR FUTURE CONTRACTS
                                                       884,707
                                                   -----------
NET CURRENT ASSETS - 1.5%
                                                     2,479,058
                                                   -----------
TOTAL NET ASSETS - 100.0%
                                                   169,772,206
                                                   ===========


 * Non-income producing security.
** Cost for federal income tax purposes is $145,580,039 (Note 5).
 + Adjustable rate index notes are inversely indexed to the value of the underlying security.

Glossary of Terms:
DEM - German Mark
FRF - French Franc
GBP - British Pound
JPY - Japanese Yen
SMX - Singapore International Monetary Exchange
USD - United States Dollar

See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Global Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 1998



       The following table represents a pie chart in the printed report.]


GERMANY ............................    11.0%
UNITED KINGDOM .....................     8.2%
SWITZERLAND ........................     6.6%
RANCE ..............................     5.3%
NETHERLANDS ........................     4.6%
OTHER ..............................     3.3%
NET CURRENT ASSETS .................    1.55%
UNITED STATES                           59.5%




INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 1998 (UNAUDITED)


       The following table represents a pie chart in the printed report.]


HEALTH & PERSONAL CARE .............    21.2%
NET CURRENT ASSETS .................     1.5%
OTHER ..............................    28.0%
FINANCIAL SERVICES .................     5.2%
INSURANCE ..........................     7.9%
FIXED INTEREST .....................     9.0%
FOOD & HOUSEHOLD PRODUCTS ..........    11.1%
BUSINESS & PUBLIC SERVICES .........    16.1%

--------------------------------------------------------------------------------
                                GAM Europe Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



                              JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.





     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES



                                                   GAM
                                                Europe
                                               Class A
                                                (after                  Average
                                   GAM         maximum         MSCI     1 Month
                                Europe      sales load       Europe     Deposit
                               Class A           of 5%)       Index        Rate
31st Dec, 1998                 US$12.63       US$13.29     1,336.97
--------------------------------------------------------------------------------
                                      %              %            %           %
--------------------------------------------------------------------------------
Quarter to Dec, 98               +12.22         + 6.61       +18.81      - 1.35
--------------------------------------------------------------------------------
Jan - Dec, 1998                  +10.70         + 5.17       +28.91      - 5.67
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
3 years to December, 1998        +19.65         +17.62       +24.85      + 5.57
--------------------------------------------------------------------------------
5 years to December, 1998        +14.15         +12.98       +19.53      + 5.40
--------------------------------------------------------------------------------
Since inception                  + 7.30         + 6.69       +14.38      + 5.40
--------------------------------------------------------------------------------

Performance is calculated on a total return basis. During the year, Class A paid distributions of US$1.25, and Class B and Class C paid distributions of US$0.99. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
              GAM Europe Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]




NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.







----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.


     The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.

                     AVERAGE ANNUAL TOTAL RETURN - CLASS A


       [The following table represents a bar chart in the printed report.]


                                           GAM
                                         EUROPE
                                        CLASS A
                         GAM     (AFTER MAXIMUM        MSCI
                      EUROPE         SALES LOAD      EUROPE
                     CLASS A             OF 5%)       INDEX
  YEAR                     %                  %           %
--------------------------------------------------------------
One                   10.70             5.17           28.91
Three                 19.65            17.62           24.85
Five                  14.15            12.98           19.53
Since Inception        7.30             6.69           14.38





ANNUAL PERFORMANCE - CLASS A


       [The following table represents a bar chart in the printed report.]





                                  GAM
                               EUROPE
                              CLASS A
               GAM     (AFTER MAXIMUM        MSCI
            EUROPE         SALES LOAD      EUROPE
           CLASS A             OF 5%)       INDEX
  YEAR           %                  %           %
-------------------------------------------------
1994        (3.11)           (7.95)         2.66
1995        16.77            10.93         22.13
1996        21.32            15.25         21.57
1997        27.55            21.17         24.20
1998        10.70             5.17         28.91

--------------------------------------------------------------------------------
              GAM Europe Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES



                                                   GAM
                                                Europe                         Average
                                GAM            Class B              MSCI       1 Month
                             Europe     (with deferred            Europe       Deposit
                            Class B      sales charge)             Index          Rate
31st Dec, 1998              US$12.82                            1,336.97
---------------------------------------------------------------------------------------
                                   %                %                  %             %
---------------------------------------------------------------------------------------
Quarter to Dec, 98            +11.76           + 6.17             +18.81        + 1.35
---------------------------------------------------------------------------------------
Since inception*              - 9.82           -14.33             + 0.31        + 3.31
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES



                                                   GAM
                                                Europe                   Average
                                GAM            Class C         MSCI      1 Month
                             Europe     (with deferred       Europe      Deposit
                            Class C      sales charge)        Index         Rate
31st Dec, 1998             US$12.70                        1,336.97
--------------------------------------------------------------------------------
                                  %                  %            %            %
--------------------------------------------------------------------------------
Quarter to Dec, 98           +11.23             +10.12       +18.81       + 1.35
--------------------------------------------------------------------------------
Since inception*             - 9.32             -10.22      + 2.28        + 3.42
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.

THE COMMENT


     The final quarter witnessed a powerful rebound in the western world's equity markets. The strong downward momentum during the crisis of August and September was reversed with quite remarkable vigor during the following two months, wrong-footing those, including ourselves, who had built liquidity to protect against further losses.

     While the swift response by the US central bank has been viewed as pivotal, we continue to believe that caution is necessary. The very action of the US Fed, followed by the Europeans, may have helped rekindle the strong liquidity flows responsible for the earlier bubble in financial markets. It is important to note that in the current economic slowdown financial markets enjoy even less competition in attracting such flows. The risk has to be of a re-inflation of the bubble.

     In structuring the fund for the year ahead, we draw on the experiences of the individual businesses and industries we research. There is an ongoing polarization between the winners: strong business franchises-and the losers: those lacking pricing power. It is clear that the forces of deflation are intensifying this polarization and we expect this to continue. Investors will therefore continue to be faced with the choice between "paying up for growth" and being attracted by the optical illusion of value represented by most industrial stocks. We will avoid the latter, of course.

     The number of companies commanding strong franchises and pricing power is relatively small and where the fund is focused. Hence, pharmaceuticals, domestic banks, insurance and media represent the key industrial choices we have made.

--------------------------------------------------------------------------------
                   GAM Europe Fund - Statement of Investments
--------------------------------------------------------------------------------




                                                                  MARKET
                                                                   VALUE
     HOLDINGS   DESCRIPTION                                          US$
------------------------------------------------------------------------
ADJUSTABLE RATE INDEX NOTES - 1.9%
                SWITZERLAND - 1.9%
          +     DLJ ARIN, Indexed to 1,900 shares
                Clariant 1999-10-15                          1,017,402
                                                             ---------
 TOTAL ADJUSTABLE RATE INDEX NOTES (COST $983,356)           1,017,402
                                                             ---------
EQUITIES - 98.8%
                BELGIUM - 5.2%
     *7,500     Fortis                                       2,715,321
                                                             ---------
                                                             2,715,321
                                                             ---------
                DENMARK - 5.5%
      2,413     Bang & Olufsen Holding Class B                 147,446
     11,670     Den Danske Bank                              1,571,384
      5,950     Jyske Bank Registered                          578,375
     14,000     Spar Nord Holding                              584,278
                                                             ---------
                                                             2,881,483
                                                             ---------
                FINLAND - 2.2%
      6,510     Nokia A                                        796,339
    *32,280     Tampere Telephone                              336,911
                                                             ---------
                                                             1,133,250
                                                             ---------
                FRANCE - 13.3%
      5,000     AXA-UAP                                        724,378
        385     Carrefour                                      290,523
     10,000     CGIP                                           550,885
      7,000     Credit Commercial de France                    649,794
      2,343     Essilor International                          921,946
        388     L'Oreal                                        280,365
      3,230     Pinault-Printemps-Redoute                      616,999
      1,407     Suez Lyonnaise des Eaux                        288,899
      2,955     Synthelabo                                     625,249
     14,130     Thomson CSF                                    606,546
      3,757     Total Class B                                  380,337
      8,820     Valeo                                          694,747
      1,152     Vivendi                                        298,766
                                                             ---------
                                                             6,929,434
                                                             ---------
                GERMANY - 12.4%
      1,550     Allianz                                        568,031
      1,040     BMW                                            806,550
     14,000     BHF Bank                                       562,603
     *6,700     DaimlerChrysler                                661,059
      4,630     HypoVereinsbank                                362,402
      9,200     Mannesmann                                   1,053,951

                                                                 MARKET
                                                                   VALUE
     HOLDINGS   DESCRIPTION                                          US$
------------------------------------------------------------------------
                GERMANY - (CONTINUED)
      4,500     M\)nchener R\)ckversicherungs-Gesellschaf    2,178,137
      5,000     RWE                                            273,655
                                                             ---------
                                                             6,466,388
                                                             ---------
                ITALY - 6.2%
     19,903     Assicurazioni Generali                         831,999
     30,000     Banca Popolare di Bergamo Credit               728,821
    140,655     Telecom Italia Mobile Spa                    1,039,610
     75,000     Telecom Italia Spa                             640,672
                                                             ---------
                                                             3,241,102
                                                             ---------
                NETHERLAND - 6.6%
     25,535     Heijmans Group                                 527,386
     35,000     Holdingmaatschappij De Telegraaf               940,850
      9,167     ING                                            558,720
      7,603     Laurus                                         191,834
     14,167     Unilever                                     1,210,358
                                                             ---------
                                                             3,429,148
                                                             ---------
                NORWAY - 1.0%
    142,909     Den Norske Bank                                497,092
                                                             ---------
                                                               497,092
                                                             ---------
                PORTUGAL - 1.3%
     12,000     Brisa-Auto Estradas de Portugal                705,670
  ++ *8,297     Sotancro                                             -
                                                             ---------
                                                               705,670
                                                             ---------
                SPAIN - 3.3%
     44,670     Argentaria                                   1,157,434
     22,350     Endesa                                         592,500
                                                             ---------
                                                             1,749,934
                                                             ---------
                SWEDEN - 4.1%
     28,560     LM Ericsson B                                  681,457
     34,956     Svenska Handelsbank Class A                  1,477,988
                                                             ---------
                                                             2,159,445
                                                             ---------
                SWITZERLAND - 13.5%
        680     Nestle Registered                            1,481,600
      1,330     Novartis Registered                          2,616,775
        180     Roche Holding Genussscheine                  2,198,353
      1,000     Zurich Allied                                  741,092
                                                             ---------
                                                             7,037,820
                                                             ---------

--------------------------------------------------------------------------------
             GAM Europe Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------


                                                                MARKET
                                                                 VALUE
   HOLDINGS   DESCRIPTION                                          US$
-----------   ----------------------------------------- --------------
              UNITED KINGDOM - 22.0%
   74,000     Amvescap                                       572,049
  100,000     Bank of Scotland                             1,196,964
   44,247     BG                                             284,671
   35,128     BP Amoco                                       524,419
   45,900     Daily Mail & General Trust Class A           2,135,818
   30,677     EMAP                                           586,488
   30,170     Glaxo Wellcome                               1,040,739
  *50,000     K S Biomedix Holdings                          197,416
   59,000     Lloyds TSB Group                               840,584
    5,330     Perpetual                                      271,364
   37,000     Prudential                                     565,898
    9,909     Railtrack Group                                258,629
   50,714     Scottish and Southern Energy                   570,775
   52,145     Scottish Power                                 527,066
  220,000     Somerfield                                   1,470,271
   28,025     Vodaphone Group                                455,652
                                                           ---------
                                                          11,498,803
                                                          ----------
              UNITED STATES - 2.2%
   20,100     Pharmacia & Upjohn                           1,128,172
                                                          ----------
                                                           1,128,172
                                                          ----------
TOTAL EQUITIES (COST $45,698,918)                         51,573,062
                                                          ----------
EQUITY RIGHTS - 0.0%
              BELGIUM - 0.0%
      *90     Generale de Banque Rts                               3
                                                          ----------
TOTAL EQUITY RIGHTS (COST $113)                                    3
                                                          ----------
PREFERRED SHARES - 1.0%
              GERMANY - 1.0%
      954     Marshollek, Lautenschlaeger und Partner        543,590
                                                          ----------
TOTAL PREFERRED SHARES (COST $563,736)                       543,590
                                                          ----------
TOTAL INVESTMENTS (COST $47,246,123**) - 101.7%           53,134,057
NET CURRENT LIABILITIES - (1.7)%                            (902,166)
                                                          ----------
TOTAL NET ASSETS -100.0%                                  52,231,891
                                                          ==========

 * Non-income producing security.
** Cost for federal income tax purposes is $47,507,091 (Note 5).
 + Adjustable  rate  index  notes  are  inversely  indexed  to the value of the underlying security.
++ Fair value determined by Board of Directors.

See notes to financial statements.


GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 1998


[GRAPHIC OMITTED]


       [The following table represents a pie chart in the printed report.]



NET CURRENT LIABILITIES ................   (1.7)%
OTHER ..................................    24.8%
ITALY ..................................     6.2%
NETHERLANDS ............................     6.6%
FRANCE .................................    13.3%
GERMANY ................................    13.4%
SWITZERLAND ............................    15.4%
UNITED KINGDOM .........................    22.0%




INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 1998 (UNAUDITED)


       [The following table represents a bar chart in the printed report.]


NET CURRENT LIABILITIES ................  (1.7)%
BANKING ................................   19.5%
TELECOMMUNICATIONS .....................    4.7%
OTHER ..................................   28.0%
INSURANCE ..............................   17.0%
BROADCASTING & PUBLISHING ..............    7.0%
FOOD & HOUSEHOLD PRODUCTS ..............    8.3%
HEALTH & PERSONAL CARE .................   17.2%

--------------------------------------------------------------------------------
                             GAM Pacific Basin Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



                              MICHAEL S. BUNKER, INVESTMENT DIRECTOR, HAS OVERALL RESPONSIBILITY FOR ASIAN INVESTMENT POLICY. PRIOR TO JOINING GAM IN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 20 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAM PACIFIC BASIN FUND ON 6TH MAY, 1997. MR BUNKER ALSO MANAGES THE OFFSHORE FUND GAM PACIFIC INC. MR BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR 3 YEARS.




     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES




                                                    GAM
                                                Pacific
                                                  Basin
                                                Class A
                                       GAM       (after                 Average
                                   Pacific      maximum        MSCI      1 Month
                                     Basin   sales load     Pacific      Deposit
                                   Class A       of 5%)       Index         Rate
31st Dec, 1998                    US$8.23       US$8.66    1,594.53
----------------------------------------------------------------------------------
                                        %             %           %            %
----------------------------------------------------------------------------------
Quarter to Dec, 98                 +34.05        +27.34       +26.1       + 1.35
----------------------------------------------------------------------------------
Jan - Dec, 1998                    - 3.99        - 8.79       + 2.6       + 5.67
----------------------------------------------------------------------------------
Average annual total return:
----------------------------------------------------------------------------------
5 years to December, 1998          - 5.55        - 6.52      - 3.95       + 5.40
----------------------------------------------------------------------------------
10 years to December, 1998         + 5.71        + 5.17      - 3.72       + 5.81
----------------------------------------------------------------------------------
Since inception                    + 5.03        + 4.56      - 1.56       + 6.08
----------------------------------------------------------------------------------

Performance is calculated on a total return basis. During the year, Class A paid distributions of US$0.94, Class B distributions of US$0.16, Class C a distribution of US$0.09 and Class D distributions of US$0.97. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
          GAM Pacific Basin Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]




NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.






----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.


The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A


       [The following table represents a bar chart in the printed report.]


                                                GAM
                                      PACIFIC BASIN
                            GAM              CLASS A         MSCI
                  PACIFIC BASIN       (AFTER MAXIMUM      PACIFIC
                        CLASS A     SALES LOAD OF 5%        INDEX
  Year                        %                    %            %
-----------------------------------------------------------------
One                    (3.99)             (8.79)            2.69
Five                   (5.55)             (6.52)           (3.95)
Ten                     5.71               5.17            (3.72)
Since Inception         5.03               4.56            (1.56)






ANNUAL PERFORMANCE - CLASS A


       [The following table represents a bar chart in the printed report.]


                                          GAM
                                PACIFIC BASIN
                     GAM              CLASS A         MSCI
           PACIFIC BASIN       (AFTER MAXIMUM      PACIFIC
                 CLASS A     SALES LOAD OF 5%        INDEX
  Year                 %                    %            %
----------------------------------------------------------
1994               7.41                 2.04         13.03
1995               4.56                (0.72)         2.99
1996              (0.39)               (5.37)       ( 8.40)
1997             (30.00)              (33.50)       (25.34)
1998              (3.99)               (8.79)         2.69

--------------------------------------------------------------------------------
          GAM Pacific Basin Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                             GAM
                           GAM      Pacific Basin                           Average
                       Pacific            Class B               MSCI        1 Month
                         Basin     (with deferred            Pacific        Deposit
                       Class B      sales charge)              Index           Rate
31st Dec, 1998         US$8.96                              1,594.53
------------------------------------------------------------------------------------
                             %                 %                   %              %
------------------------------------------------------------------------------------
Quarter to Dec, 98      +30.44            +23.92              +26.19          +1.35
------------------------------------------------------------------------------------
Since inception*        - 0.35            - 5.33              + 6.58          +3.31
------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                               GAM
                            GAM      Pacific Basin                            Average
                        Pacific            Class C                 MSCI       1 Month
                          Basin     (with deferred              Pacific       Deposit
                        Class C      sales charge)                Index          Rate
31st Dec, 1998         US$8.12                                  1,594.53
-------------------------------------------------------------------------------------
                            %                    %                %                 %
-------------------------------------------------------------------------------------
Quarter to Dec, 98     +25.52               +24.21                +26.19       + 1.35
-------------------------------------------------------------------------------------
Since inception*        - 3.87              - 4.83                +12.25       + 3.22
-------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                    GAM
                                          Pacific Basin
                                                Class D
                                  GAM            (after                  Average
                               Pacific          maximum          MSCI    1 Month
                                 Basin       sales load       Pacific    Deposit
                               Class D         of 3.5%)         Index       Rate
31st Dec, 1998                US$8.11           US$8.40      1,594.53
----------------------------------------------------------------------------------
                                    %                 %             %          %
----------------------------------------------------------------------------------
Quarter to Dec, 98             +28.49            +24.00        +26.19     + 1.35
----------------------------------------------------------------------------------
Jan - Dec, 1998                - 4.64            - 7.98        + 2.69     + 5.67
----------------------------------------------------------------------------------
Average annual total return:
----------------------------------------------------------------------------------
Since inception*               -11.65            -12.63        - 8.28     + 5.58
----------------------------------------------------------------------------------


* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 6th October, 1995 for Class D shares.


[GRAPHIC OMITTED]




NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performance of Class D is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.







----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.


The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

--------------------------------------------------------------------------------
               GAM Pacific Basin Fund - Statement of Investments
--------------------------------------------------------------------------------

THE COMMENT

     During 1998 the depth of the Japanese recession had become more apparent with industrial production continuing to fall and consumption remaining weak. Government plans to improve the situation through a combination of restructuring and injections of public funds are usually seen as inadequate or too protracted in their implementation. Resolving the problems of the banking sector remains central to seeing a sustainable recovery in the economy and after the failure of LTCB and SCB we can expect further headline bankruptcies before balance sheets start to improve. Forecast earnings from most exporters have been downgraded as a result of the sharp upward move in the yen. A highly selective stock picking approach remains essential for 1999.

     Asian stock markets have experienced a turbulent year as economies reverberated from the financial crisis which began in the second half of 1997. Most countries saw their currency hit a low point in the first quarter followed by a sustained recovery which enabled interest rates to be steadily reduced. This in turn helped relieve the volatility within the region's financial system albeit too late to save many of the weaker banking groups. Shorting by hedge fund managers exacerbated the decline in share prices, which led to outstanding buying opportunities for fundamental longer-term investors.

     Most Asian stock markets experienced a very sharp recovery in the final quarter of the year due to falling interest rates and government measures to alleviate the regional recession. Singapore in particular introduced a package to significantly reduce business operating costs by lowering employers' pension contributions, cutting corporation tax and introducing lower wages. Hong Kong is also starting to respond to interest rate cuts with new apartment sales reaching a three year high in October. The speed with which share prices have rebounded has caught most investors by surprise and a prolonged period of consolidation is required to allow fundamentals to match valuations.

     In Australia the economy has shown considerable resilience in the aftermath of the Asian crisis and attractive investment opportunities are likely to arise due to further corporate activity in the financial sector. One industry which continues to suffer due to the weakness of commodity prices is mining where most of the small and medium sized producers are likely to cease operating unless there is a quick and sustained upturn.

AS AT 31ST DECEMBER, 1998


                                                           MARKET
                                                            VALUE
     HOLDINGS   DESCRIPTION                                   US$
-------------   ------------------------------------ ------------
 EQUITIES - 92.0%
                AUSTRALIA - 10.3%
     52,000     Australia & New Zealand Bank Group      340,325
     42,000     Coles Myer                              220,057
    240,572     Colonial                                825,566
    199,000     Novus Petroleum                         158,531
     29,475     Rio Tinto                               349,595
                                                        -------
                                                      1,894,074
                                                      ---------
                CHINA - 1.9%
     64,000     China Resources Enterprise               99,541
   *148,000     China Telecom Class H                   255,976
                                                      ---------
                                                        355,517
                                                      ---------
                HONG KONG - 21.5%
     96,000     Cheung Kong Holdings                    690,795
    532,380     Hong Kong & China Gas                   676,847
    373,000     Hong Kong Land Holdings                 440,140
     15,600     HSBC Holdings (HKD)                     388,611
    311,000     Kerry Properties                        254,898
     50,000     Shanghai Industrial Holdings            100,999
     91,000     Sun Hung Kai Properties                 663,625
     98,500     Swire Pacific Class A                   441,162
    215,352     Wharf Holdings                          314,094
                                                      ---------
                                                      3,971,171
                                                      ---------
                INDONESIA - 1.1%
  2,036,024     Bank Bali (FR)                           95,439
   *402,800     Hero Supermarket                         50,350
    696,000     Mayorah Indah                            36,975
   *429,000     Modern Photo Film                        26,813
                                                      ---------
                                                        209,577
                                                      ---------
                JAPAN - 29.7%
      8,700     Aiful                                   528,487
     27,000     Anritsu                                 218,764
     19,000     Canon                                   406,314
     47,000     Hitachi                                 291,331
      9,000     Japan Associated Finance                243,868
     38,000     Mitsubishi Estate                       340,866
     19,000     Mori Seiko                              215,355
         49     Nippon Tel & Tel                        378,358
     86,000     Nissan Fire & Marine Insurance          258,921
     16,000     Nomura Securities                       139,555
     28,000     Omron                                   383,813
     13,900     ORIX                                  1,038,838
      8,100     Sony                                    590,304
     42,000     Sumitomo Marine & Fire Insurance        266,289
      7,000     Tachihi Enterprise                      172,009
                                                      ---------
                                                      5,473,072
                                                      ---------

--------------------------------------------------------------------------------
         GAM Pacific Basin Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------



                                                               MARKET
                                                                VALUE
      HOLDINGS   DESCRIPTION                                      US$
--------------   --------------------------------------- ------------
                 PHILIPPINES - 4.5%
   1,079,200     Ayala Land B                                305,172
     213,120     Bank of The Philippine Islands              451,990
  *3,951,000     Cebu Holdings Inc (PHP)                      66,019
                                                             -------
                                                             823,181
                                                             -------
                 SINGAPORE - 17.7%
       2,000     Avimo Group (SGD)                             3,139
     325,000     DBS Land                                    478,636
      88,775     Development Bank of Singapore (FR)          801,665
     462,000     Kim Eng Holdings                            175,000
     189,111     Overseas Chinese Banking (FR)             1,283,663
     *72,000     Overseas Union Bank (FR)                    314,182
      20,000     Singapore Press Holdings                    218,182
                                                           ---------
                                                           3,274,467
                                                           ---------
                 THAILAND - 5.3%
    *199,000     Bangkok Bank (FR)                           410,592
     *91,750     Post Publishing (FR)                        116,107
    *255,610     Thai Farmers Bank (FR)                      450,042
                                                           ---------
                                                             976,741
                                                           ---------
TOTAL EQUITIES (COST $21,528,702)                         16,977,800
                                                          ----------
EQUITY WARRANTS - 0.0%
                 HONG KONG - 0.0%
     *24,790     Hong Kong & China Gas Wts 1999-09-30          1,632
     *19,167     Wharf Holdings Wts 1999-12-31                 1,583
                                                          ----------
                                                               3,215
                                                          ----------
                 INDONESIA - 0.0%
      *7,447     Bank Bali Wts 2000-08-29 (FR)                    93
                                                          ----------
                                                                  93
                                                          ----------
                 THAILAND - 0.0%
     *17,763     Thai Farmers Bank Wts 2002-09-15 (FR)         2,394
                                                          ----------
                                                               2,394
                                                          ----------
TOTAL EQUITY WARRANTS (COST $17,592)
                                                               5,702
                                                          ----------
TIME DEPOSITS - 3.6%
                 UNITED STATES - 3.6%
$  664,896       Morgan Guaranty London
                 4.0% 1999-01-04                             664,896
                                                          ----------
TOTAL TIME DEPOSITS (COST $664,896)
                                                             664,896
                                                          ----------
TOTAL INVESTMENTS (COST $22,211,190**) - 95.6%
                                                          17,648,398
NET CURRENT ASSETS - 4.4%
                                                             809,314
                                                          ----------
TOTAL NET ASSETS - 100.0%
                                                          18,457,712
                                                          ==========


 * Non-income producing security.
** Cost for federal income tax purposes is $23,730,225 (Note 5).

Glossary of terms:
FR - Foreign Registered
HKD - Hong Kong Dollar
PHP - Philippine Peso
SGD - Singapore Dollar

See notes to financial statements.

--------------------------------------------------------------------------------
         GAM Pacific Basin Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

GEOGRAPHIC ANALYSIS
AS AT 31ST DECEMBER, 1998



      [The following table represents a pie chart in the printed report.]


THAILAND .........................   5.3%
NET CURRENT ASSETS ...............   4.4%
OTHER ............................   6.6%
AUSTRALIA ........................  10.3%
HONG KONG ........................  21.5%
JAPAN ............................  29.7%
PHILIPPINES ......................   4.5%
SINGAPORE ........................  17.7%







INVESTMENT ANALYSIS
AS AT 31ST DECEMBER (UNAUDITED)


       [The following table represents a bar chart in the printed report.]



REAL ESTATE .......................  20.8%
NET CURRENT ASSETS ................   4.4%
OTHER .............................  22.2%
UTILITIES-ELECTRICAL & GAS ........   3.7%
TELEC0MMUNICATIONS ................   3.4%
ELECTRICAL & ELECTRONICS ..........   4.9%
FINANCIAL SERVICES ................  16.0%
BANKING ...........................  24.6%

--------------------------------------------------------------------------------
                             GAM Japan Capital Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



                              PAUL S. KIRKBY, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR INVESTMENTS IN THE JAPANESE MARKET. PRIOR TO JOINING GAM IN 1985, AS A SENIOR FUND MANAGER IN HONG KONG, HE WAS AN INVESTMENT ANALYST WITH NEW JAPAN SECURITIES CO. LTD IN TOKYO. HE COMMENCED MANAGEMENT OF GAM JAPAN CAPITAL FUND ON 1ST JULY, 1994. MR KIRKBY ALSO MANAGES THE OFFSHORE FUND GAM JAPAN INC. HE IS NOW BASED IN LONDON HAVING LIVED IN HONG KONG FOR SEVEN YEARS.







     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES





                                              GAM Japan
                                                Capital
                                                Class A
                                       GAM       (after        Tokyo     Average
                                     Japan      maximum        Stock     1 Month
                                   Capital   sales load     Exchange     Deposit
                                   Class A       of 5%)        Index        Rate
31st Dec, 1998                     US$7.65     US$8.05      1,086.99
---------------------------------------------------------------------------------
                                         %           %             %           %
---------------------------------------------------------------------------------
Quarter to Dec, 98                  + 7.90      + 2.50         +26.1      + 1.35
---------------------------------------------------------------------------------
Jan - Dec, 1998                     - 2.75      - 7.61         + 7.7      + 5.67
---------------------------------------------------------------------------------
Average annual total return:
---------------------------------------------------------------------------------
3 years to December 1998            - 1.73      - 3.40        -13.52      + 5.57
---------------------------------------------------------------------------------
Since inception                     - 0.63      - 1.75        -10.92      + 5.60
---------------------------------------------------------------------------------

Performance is calculated on a total return basis. During the year, Class A paid a distribution of US$0.57. Class A inception was on 1st July, 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
          GAM Japan Capital Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.




----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.


The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index is calculated on a total return basis with dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A




       [The following table represents a bar chart in the printed report.]


                                                 GAM
                                       JAPAN CAPITAL
                            GAM               CLASS A    TOKYO STOCK
                  JAPAN CAPITAL        (AFTER MAXIMUM       EXCHANGE
                        CLASS A     SALES LOAD OF 5%)          INDEX
  Year                        %                     %              %
-----------------------------------------------------------------------
One                   (2.75)              (7.61)               7.77
Two                   (2.66)              (5.12)              11.97
Three                 (1.73)              (3.40)             (13.52)
Since Inception       (0.63)              (1.75)             (10.92)






ANNUAL PERFORMANCE - CLASS A


       [The following table represents a bar chart in the printed report.]



                                           GAM
                                 JAPAN CAPITAL
                     GAM               CLASS A    TOKYO STOCK
           JAPAN CAPITAL        (AFTER MAXIMUM       EXCHANGE
                 CLASS A     SALES LOAD OF 5%)          INDEX
  Year                 %                     %              %
-------------------------------------------------------------
1994              (3.77)                (8.58)         (6.86)
1995               6.45                  1.12          (1.32)
1996               0.16                 (4.85)        (16.55)
1997              (2.57)                (7.44)        (28.09)
1998              (2.75)                (7.61)          7.77

--------------------------------------------------------------------------------
          GAM Japan Capital Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES




                                                  GAM
                                                Japan
                               GAM            Capital            Tokyo       Average
                             Japan            Class B            Stock       1 Month
                           Capital     (with deferred         Exchange       Deposit
                           Class B      sales charge)            Index          Rate
31st Dec, 1998             US$8.11                            1,086.99
---------------------------------------------------------------------------------------
                                 %                  %                %              %
---------------------------------------------------------------------------------------
Quarter to Dec, 98          + 6.85             + 1.51           +26.16         + 1.35
---------------------------------------------------------------------------------------
Since inception*            - 4.48             - 9.25           + 8.62         + 3.31
---------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES



                                                  GAM
                                                Japan
                               GAM            Capital         Tokyo       Average
                             Japan            Class C         Stock       1 Month
                           Capital     (with deferred      Exchange       Deposit
                           Class C      sales charge)         Index          Rate
31st Dec, 1998             US$8.12                         1,086.99
------------------------------------------------------------------------------------
                                 %                  %             %              %
------------------------------------------------------------------------------------
Quarter to Dec, 98          + 7.12             + 6.05        +26.16         + 1.35
------------------------------------------------------------------------------------
Since inception*            - 5.14             - 6.09        + 8.28         + 3.42
------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, and on 19th May for Class C shares.

THE COMMENT

     During 1998, Japan's economy entered full blown recession with the economy shrinking for a record four consecutive quarters. The stock market fell for the first three quarters of the year and then stabilized in the fourth. Investors were encouraged by the announcement of yet another record stimulatory public works package as well as a -60 trillion package to bail out the banks.

     Japanese economic policy showed signs of becoming stronger throughout the year as the severity of the economic downturn became recognized. Unfortunately, there was still an unwillingness to accept the painful consequences of restructuring, the closure of excess capacity, which for the economy as a whole stands at approximately 30%. Most policies aimed at forestalling the need for such action rather than alleviating its consequences. Although further policy action can be expected in 1999, the government is for the first time coming up against a new and unfamiliar constraint. In the latter part of 1998, Moody's downgraded Japan's sovereign debt rating in reaction to the countries rapidly deteriorating fiscal position. With government debt now exceeding 100% of GDP, the bond market has also signaled concern - government bond yields rose sharply to 1.99% in the last six weeks of the year from a low of under 0.7%.

     The Fund continues to invest by cautiously maintaining a high level of cash and restricting investments to companies with strong balance sheets and well defined business franchises. The main focus continues to be in non-bank financials and multinational exporters. The latter group, companies such as Sony, having done well over a number of years, corrected sharply in the final quarter of the year as the yen rallied strongly, undermining the attractiveness of overseas earnings. We continue to maintain most of our positions in these companies as Japanese multinationals have ridden out such conditions before and invariably have emerged stronger. New investments have had more of a domestic flavor with additions to existing positions in companies such as Yamanouchi and Secom and participation in newly listed companies such as Toppan Forms and Fujitsu Support and Services. The manager is normally wary of new listings as the prices are often too high and the prospects exaggerated. However, in

--------------------------------------------------------------------------------
               GAM Japan Capital Fund - Statement of Investments
--------------------------------------------------------------------------------


the current difficult environment, the only companies that are able to list are usually high quality and sell for a reasonable price affording good opportunities. 1999 could well be another difficult year, at least initially. If the stock market experiences a correction, it is likely that this will finally force the radical restructuring Japan so desperately needs. The opportunity to invest at attractive valuations that the manager has awaited may possibly even signal the end of the nine-year bear market.

     Having successfully protected the value of the Fund against the weakness of the yen in previous quarters, the relative performance suffered in the final quarter of the year when the yen rose sharply. Although the yen may remain firm in the early part of 1999, weakness is likely to return later as the impact of a strong yen on Japan's manufacturing sector becomes better understood.

AS AT 31ST DECEMBER, 1998




                                                               MARKET
                                                                VALUE
      HOLDINGS   DESCRIPTION                                      US$
--------------   --------------------------------------- ------------
 CONVERTIBLES - 1.0%
                 BANKING - 1.0%
 *36,000,000     Sanwa International Convertible Reg S      248,650
                                                            -------
 TOTAL CONVERTIBLES (COST $281,580)                         248,650
                                                            -------
 EQUITIES - 79.7%
                 APPLIANCES & HOUSEHOLD DURABLES - 3.9%
      15,000     Matsushita Electric                        265,519
       9,400     Sony                                       685,044
                                                            -------
                                                            950,563
                                                            -------
                 AUTOMOBILES - 2.5%
      52,000     Suzuki Motor                               617,019
                                                            -------
                                                            617,019
                                                            -------
                 BANKING - 1.2%
      41,000     Bank of Kyoto                              206,942
      18,000     Tochigi Bank                                95,635
                                                            -------
                                                            302,577
                                                            -------
                 BROADCASTING & PUBLISHING - 0.7%
       4,000     Nippon Broadcasting System                 160,099
                                                            -------
                                                            160,099
                                                            -------
                 BUILDING MATERIAL & COMPONENTS - 0.8%
      28,000     Inax                                       180,997
       2,000     Okabe                                        5,933
                                                            -------
                                                            186,930
                                                            -------
                 BUSINESS & PUBLIC SERVICES - 4.9%
       6,400     Asatsu                                     153,015
      10,500     Sanix                                      255,690
       9,000     Secom                                      745,949
      13,100     Wesco                                       35,380
                                                            -------
                                                          1,190,034
                                                          ---------
                 CHEMICALS - 1.7%
      17,000     Shin-Etsu Chemical                         409,457
                                                          ---------
                                                            409,457
                                                          ---------
                 DATA PROCESSING & REPRODUCTION - 6.3%
      10,000     Canon                                      213,849
       5,000     Fujitsu Support and Services               360,843
       2,700     Nidec                                      330,656
      67,000     Ricoh                                      618,206
                                                          ---------
                                                          1,523,554
                                                          ---------

--------------------------------------------------------------------------------
         GAM Japan Capital Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------




                                                            MARKET
                                                             VALUE
   HOLDINGS   DESCRIPTION                                      US$
-----------   --------------------------------------- ------------
              ELECTRICAL & ELECTRONICS - 2.2%
   19,000     Anritsu                                     153,945
   61,000     Hitachi                                     378,110
                                                          -------
                                                          532,055
                                                          -------
              ELECTRONIC COMP. & INSTRUMENTS - 4.8%
    4,000     Fuji Soft ABC                               203,666
    9,000     Mimasu Semiconductor Industry                93,323
    7,000     Rohm                                        637,829
   25,000     Yamatake Honeywell                          236,872
                                                          -------
                                                        1,171,690
                                                        ---------
              FINANCIAL SERVICES - 10.7%
   20,700     Credit Saison                               510,489
    4,000     Japan Associated Finance                    108,386
    4,440     Nichiei                                     353,848
   15,300     ORIX                                      1,143,469
    1,460     Shohkoh Fund                                470,592
                                                        ---------
                                                        2,586,784
                                                        ---------
              FOOD & HOUSEHOLD PRODUCTS - 2.9%
   18,100     Matsumotokiyoshi                            700,407
                                                        ---------
                                                          700,407
                                                        ---------
              FOREST PRODUCTS & PAPER - 2.6%
   36,000     Toppan Forms                                640,751
                                                        ---------
                                                          640,751
                                                        ---------
              HEALTH & PERSONAL CARE - 6.1%
   13,000     Chugai Pharmaceutical                       130,081
   10,000     Santen Pharmaceutical                       192,155
  *11,000     Sawai Pharmaceutical                         76,950
   14,000     Towa Pharmaceutical                         105,375
   12,600     Xebio                                       262,756
   22,000     Yamanouchi Pharmaceutical                   709,112
                                                        ---------
                                                        1,476,429
                                                        ---------
              INDUSTRIAL COMPONENTS - 4.2%
   77,000     Minebea                                     882,299
    8,000     Sumitomo Special Metals                     130,417
                                                        ---------
                                                        1,012,716
                                                        ---------
              INSURANCE - 5.4%
   26,000     Chiyoda Fire & Marine Insurance              87,258
   34,000     Dowa Fire & Marine Insurance                126,450
   67,000     Mitsui Marine & Fire Insurance              353,006
  123,000     Nissan Fire & Marine Insurance              370,318
   58,000     Sumitomo Marine & Fire Insurance            367,732
                                                        ---------
                                                        1,304,764
                                                        ---------
              MACHINERY & ENGINEERING - 0.5%
    4,000     Fuji Machine Manufacturing                  126,450
                                                        ---------
                                                          126,450
                                                        ---------


                                                            MARKET
                                                             VALUE
   HOLDINGS   DESCRIPTION                                      US$
-----------   --------------------------------------- ------------
              MERCHANDISING - 7.2%
    2,400     Amway Japan                                  27,415
      100     Bellsystem 24                                22,315
    9,510     Circle K Japan                              418,531
   26,700     DeoDeo Corp                                 256,763
    9,000     Paris Miki                                  207,208
    4,300     Ryohin Keikaku                              573,054
   12,000     Shimachu                                    239,086
                                                        ---------
                                                        1,744,372
                                                        ---------
              REAL ESTATE - 1.7%
    8,000     Sankei Building                              26,211
    2,000     Tachihi Enterprise                           49,146
   36,930     TOC                                         334,865
                                                        ---------
                                                          410,222
                                                        ---------
              RECREATION & OTHER CONSUMER GOODS - 3.7%
   32,000     Citizen Watch                               192,686
   19,000     Fuji Photo Film                             706,632
                                                        ---------
                                                          899,318
                                                        ---------
              TELECOMMUNICATIONS - 3.0%
   17,000     Nippon Denwa Shisetsu                        58,709
       87     Nippon Tel and Tel                          671,778
                                                        ---------
                                                          730,487
                                                        ---------
              TEXTILES & APPAREL - 1.4%
   27,000     Shiseido                                    347,153
                                                        ---------
                                                          347,153
                                                        ---------
              UTILITIES - ELECTRIC & GAS - 1.1%
   12,900     Kyushu Electric Power                       245,595
    1,000     Okinawa Electric Power                       18,595
                                                        ---------
                                                          264,190
                                                        ---------
              WHOLESALE & INTERNATIONAL TRADE - 0.2%
    4,700     Yellow Hat                                   44,948
                                                        ---------
                                                           44,948
                                                        ---------
  TOTAL EQUITIES (COST $19,747,483)                    19,332,969
                                                       ----------

--------------------------------------------------------------------------------
         GAM Japan Capital Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------


                                                                              MARKET
                                                                               VALUE
   HOLDINGS                            DESCRIPTION                               US$
--------------------------------------------------------------------- --------------
OPTIONS - 0.2%
                                      INDEX - 0.2%
         *20                          Nikkei 225 Index
                                       13,000 JPY Puts 1999-03-31           49,588
                                                                            ------
TOTAL OPTIONS (COST $59,383)                                                49,588
                                                                            ------
TIME DEPOSITS - 20.5%
                                      UNITED STATES - 20.5%
$4,987,069                            First National Bank of
                                      Chicago 4.06% 1999-01-04           4,987,069
                                                                         ---------
TOTAL TIME DEPOSITS (COST $4,987,069)                                    4,987,069
                                                                        ----------
TOTAL INVESTMENTS (COST $25,075,515**) - 101.4%                         24,618,276
NET CURRENT ASSETS (1.4)%                                                 (345,425)
                                                                        ----------
TOTAL NET ASSETS - 100.0%                                               24,272,851
                                                                        ==========

 * Non-income producing security.
** Cost for federal income tax purposes is $25,838,191 (Note 5).

Glossary of Terms:
JPY - Japanese Yen
Reg S - Regulation S


See notes to financial statements.

--------------------------------------------------------------------------------
                             GAM North America Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



                              FAYEZ SAROFIM FOUNDED FAYEZ SAROFIM & CO IN 1958 AND IS THE PRESIDENT AND CHAIRMAN OF THE BOARD. HE IS ALSO A DIRECTOR OF TELEDYNE INC., ARGONAUT GROUP, UNITRIN, INC., MESA INS., IMPERIAL HOLLY CORP. AND EXOR GROUP. FROM 1951 TO 1958 MR SAROFIM WORKED FOR ANDERSON, CLAYTON & CO. WHERE HIS LAST ASSIGNMENT WAS AS ASSISTANT TO THE PRESIDENT. HE COMMENCED MANAGEMENT OF GAM NORTH AMERICA FUND ON 29TH JUNE, 1990. MR SAROFIM ALSO MANAGES THE OFFSHORE FUND GAM U.S. INC.







     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES





                                            GAM North
                                              America
                                              Class A
                                     GAM       (after                    Average
                                   North      maximum        S & P       1 Month
                                 America   sales load         Comp       Deposit
                                 Class A       of 5%)        Index          Rate
31st Dec., 1998                 US$16.74     US$17.62     1,229.23
--------------------------------------------------------------------------------
                                       %            %            %             %
--------------------------------------------------------------------------------
Quarter to Dec, 98                +18.07       +12.17       +21.46        + 1.35
--------------------------------------------------------------------------------
Jan - Dec, 1998                   +29.44       +22.96       +28.76        + 5.67
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
3 years to December, 1998         +27.62       +25.46       +28.28        + 5.57
--------------------------------------------------------------------------------
5 years to December, 1998         +22.88       +21.63       +24.08        + 5.40
--------------------------------------------------------------------------------
Since inception                   +15.83       +15.17       +17.92        + 5.40
--------------------------------------------------------------------------------

Performance is calculated on a total return basis. During the year, Class A paid a distribution of US$5.27, and Class B and Class C paid distributions of US$4.81. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
          GAM North America Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]




NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.









----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.


The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A


      [The following table represents a bar chart in the printed report.]



                                             GAM NORTH
                                               AMERICA    STANDARD &
                             GAM               CLASS A        POOR'S
                   NORTH AMERICA        (AFTER MAXIMUM     COMPOSITE
                         CLASS A     SALES LOAD OF 5%)         INDEX
  YEAR                         %                     %             %
-----------------------------------------------------------------------
One                     29.44                22.96           28.76
Three                   27.62                25.46           28.28
Five                    22.88                21.63           24.08
Since inception         15.83                15.17           17.92




ANNUAL PERFORMANCE - CLASS A


[GRAPHIC OMITTED]




                                     GAM NORTH
                                       AMERICA    STANDARD &
                     GAM               CLASS A        POOR'S
           NORTH AMERICA        (AFTER MAXIMUM     COMPOSITE
                 CLASS A     SALES LOAD OF 5%)         INDEX
  YEAR                 %                     %             %
-------------------------------------------------------------
1994                2.97                (2.18)          1.27
1995               30.90                24.35          37.60
1996               24.10                17.89          22.95
1997               29.41                22.94          33.35
1998               29.44                22.96          28.76

--------------------------------------------------------------------------------
          GAM North America Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES



                                                 GAM
                                       North America                   Average
                               GAM           Class B         S & P     1 Month
                     North America    (with deferred          Comp     Deposit
                           Class B      sales charge)        Index        Rate
31st Dec., 1998           US$16.87          1,229.23
--------------------------------------------------------------------------------
                                 %                 %             %           %
--------------------------------------------------------------------------------
Quarter to Dec, 98          +16.96            +11.11        +21.46      + 1.35
--------------------------------------------------------------------------------
Since inception*            + 9.68            + 4.19        +13.49      + 3.31
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES



                                             GAM
                                   North America               Average
                            GAM          Class C     S & P     1 Month
                  North America   (with deferred      Comp     Deposit
                        Class C    sales charge)     Index        Rate
31st Dec., 1998        US$16.58        1,229.23
--------------------------------------------------------------------------------
                              %               %          %           %
--------------------------------------------------------------------------------
Quarter to Dec, 98       +16.64          +15.47     +21.46      + 1.35
--------------------------------------------------------------------------------
Since inception*         + 0.69          - 0.31     + 7.35      + 2.66
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.

THE COMMENT


     The US economy is approaching the longest peacetime expansion, in the current business cycle, since the Civil War. There is little evidence of pressures or excesses, which historically have flagged the demise of an expansion, such as rising prices, a general trend in wage inflation and increasing long-term interest rates with a steepening yield curve. In fact, we expect to see another decline in the annual rate of inflation, from 1.5% projected for 1998, to 1.3% in 1999, while fundamentals support a continued decline in interest rates, to 4.50% on the 30-year bond. Thus, we see a continuation of minimum pricing flexibility, in the general economy and no measurable pickup in commodity prices. In spite of numerous exogenous events, leading to a global financial crisis in 1998, US GDP growth exceeded our own, as well as, consensus expectations. We expect the rate of growth to weaken from an average annual rate near 3.8% in 1998, to an average annual rate near 2.5% in 1999. Stable growth will continue to be driven by consumption. However, we expect demand to weaken somewhat and continue to be focused on the housing sector and related purchases of goods and services. Automobile sales should also remain at high levels. We expect to see some improvement in the savings rate, reflecting the weaker pace of consumption, a high level of employment and stable real income growth. The decline in manufacturing may have plateaued. Although we expect the recovery period to extend over several years, we should see some pick-up in demand from Asia as the year unfolds. Relatedly, exports will continue to be a net negative, due, in particular, to weakness in Brazil and Mexico. Capital spending, which boosted 1998 growth above our forecast, weakened sharply in the third quarter and we expect continued weakness in 1999. However, against a backdrop of global liquidity, declining interest rates and a weaker dollar, we expect above consensus corporate profit growth, near 8.0%. Thus, also taking into consideration expenses related to Y2K, capital spending could be stronger than forecast. The Fund's performance in excess of the benchmark for the year-to-date, is attributable to our long-term investment strategy and focus on the large, globally dominant, highest quality companies. Sector concentration in the large, US-domiciled pharmaceutical companies had the most positive impact on

--------------------------------------------------------------------------------
               GAM North America Fund - Statement of Investments
--------------------------------------------------------------------------------

performance-led by, Pfizer, Merck and Johnson & Johnson. Increased exposure to the technology sector also supported the Fund's outperformance, led by Intel, Microsoft and Cisco Systems. Strength in individual positions in Berkshire
Hathaway, Chase Manhattan Bank, General Electric and Walgreen, was also noteworthy.

AS AT 31ST DECEMBER, 1998



                                                        MARKET
                                                         VALUE
  HOLDINGS   DESCRIPTION                                   US$
----------   -------------------------------------- ----------
 EQUITIES - 92.8%
             AUTOMOBILES - 4.1%
  *3,618     DaimlerChrysler                           347,554
   7,718     Ford Motor                                452,950
                                                       -------
                                                       800,504
                                                       -------
             BANKING - 4.4%
   6,500     Chase Manhattan                           442,406
   5,500     SunTrust Banks                            420,750
                                                       -------
                                                       863,156
                                                       -------
             BEVERAGES & TOBACCO - 11.0%
  13,500     Coca-Cola                                 902,813
   8,000     PepsiCo                                   327,500
  17,000     Philip Morris                             909,500
                                                       -------
                                                     2,139,813
                                                     ---------
             BROADCASTING & PUBLISHING - 1.0%
   2,000     McGraw-Hill                               203,750
                                                     ---------
                                                       203,750
                                                     ---------
             BUSINESS & PUBLIC SERVICES - 2.7%
  *3,800     Microsoft                                 527,013
                                                     ---------
                                                       527,013
                                                     ---------
             CHEMICALS - 0.4%
   1,500     DuPont de Nemours                          79,594
                                                     ---------
                                                        79,594
                                                     ---------
             DATA PROCESSING & REPRODUCTION - 2.6%
   4,900     Compaq Computer                           205,494
   4,500     Hewlett Packard                           307,406
                                                     ---------
                                                       512,900
                                                     ---------
             ELECTRICAL & ELECTRONICS - 1.1%
   3,500     Emerson Electric                          211,750
                                                     ---------
                                                       211,750
                                                     ---------
             ELECTRONIC COMP. & INSTRUMENTS - 5.8%
  *3,850     Cisco Systems                             357,328
   6,500     Intel                                     770,656
                                                     ---------
                                                     1,127,984
                                                     ---------
             ENERGY SOURCES - 6.1%
   3,500     BP Amoco                                  332,500
   3,200     Chevron                                   265,400
   4,200     Exxon                                     307,125
   3,200     Mobil                                     278,800
                                                     ---------
                                                     1,183,825
                                                     ---------

--------------------------------------------------------------------------------
         GAM North America Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------




                                                           MARKET
                                                            VALUE
     HOLDINGS   DESCRIPTION                                   US$
-------------   ------------------------------------ ------------
                FINANCIAL SERVICES - 6.7%
     9,098      Associates First Capital A               385,528
     8,000      Citigroup                                396,000
     7,000      Fannie Mae                               518,000
                                                         -------
                                                       1,299,528
                                                       ---------
                FOOD & HOUSEHOLD PRODUCTS - 2.1%
     4,500      Proctor & Gamble                         410,906
                                                       ---------
                                                         410,906
                                                       ---------
                HEALTH & PERSONAL CARE - 21.7%
     7,600      Abbott Laboratories                      372,400
     8,000      American Home Products                   450,500
     4,000      Bristol-Myers Squibb                     535,250
       600      Estee Lauder Class A                      51,300
    10,000      Gillette                                 483,125
     6,500      Johnson & Johnson                        545,188
     4,500      Merck                                    664,594
     9,000      Pfizer                                 1,128,937
                                                       ---------
                                                       4,231,294
                                                       ---------
                INDUSTRIAL COMPONENTS - 1.5%
     6,000      Rockwell International                   291,375
                                                       ---------
                                                         291,375
                                                       ---------
                INSURANCE - 5.6%
     1,200      American General                          93,600
       *10      Berkshire Hathaway                       700,000
     5,000      Marsh & McLennan Companies               292,187
                                                       ---------
                                                       1,085,787
                                                       ---------
                LEISURE & TOURISM - 1.6%
     2,500      McDonald's                               191,562
    *2,350      Tricon Global Restaurants                117,794
                                                       ---------
                                                         309,356
                                                       ---------
                MERCHANDISING - 2.4%
     1,200      Wal-Mart Stores                           97,725
     6,400      Walgreen                                 374,800
                                                       ---------
                                                         472,525
                                                       ---------
                MULTI-INDUSTRY - 4.2%
     4,000      Allied Signal                            177,250
      6200      General Electric                         632,788
                                                       ---------
                                                         810,038
                                                       ---------
                RECREATION & OTHER
                CONSUMER GOODS - 0.5%
    *4,800      Polo Ralph Lauren Class A                 92,100
                                                       ---------
                                                          92,100
                                                       ---------


                                                           MARKET
                                                            VALUE
     HOLDINGS   DESCRIPTION                                   US$
-------------   ------------------------------------ ------------
                TELECOMMUNICATIONS - 6.0%
     4,600      Bell Atlantic                            243,800
     7,600      Bellsouth                                379,050
    10,064      SBC Communications                       539,682
                                                       ---------
                                                       1,162,532
                                                       ---------
                TRANSPORTATION - ROAD & RAIL - 1.3%
     8,000      Norfolk Southern                         253,500
                                                       ---------
                                                         253,500
                                                       ---------
TOTAL EQUITIES (COST $14,073,629)                     18,069,230
                                                      ----------
PREFERRED SHARES - 0.2%
                BROADCASTING & PUBLISHING - 0.2%
     1,800      News Corp ADR (Pfd)                       44,437
                                                      ----------
TOTAL PREFERRED SHARES (COST $36,335)                     44,437
                                                      ----------
TIME DEPOSITS - 4.5%
                UNITED STATES - 4.5%
$  874,800      Republic National Bank
                4.06% 1999-01-04                         874,800
                                                      ----------
TOTAL TIME DEPOSITS (COST $874,800)                      874,800
                                                      ----------
TOTAL INVESTMENTS (COST $14,984,764**) - 97.5%        18,988,467
NET CURRENT ASSETS - 2.5%                                489,811
                                                      ----------
TOTAL NET ASSETS - 100.0%                             19,478,278
                                                      ==========

 * Non-income producing security.
** Cost for federal income tax purposes is $14,989,281 (Note 5).

Glossary of terms:
ADR -American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
                             GAMerica Capital Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



                              GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983 . HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.









     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.



Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES




                                              GAMerica
                                               Capital
                                               Class A
                                                (after                  Average
                               GAMerica        maximum        S & P     1 Month
                                Capital     sales load         Comp     Deposit
                                Class A          of 5%)       Index        Rate
31st Dec, 1998                 US$17.08       US$17.98     1,229.23
--------------------------------------------------------------------------------
                                      %              %            %          %
--------------------------------------------------------------------------------
Quarter to Dec, 98               +19.81         +13.82       +21.46     + 1.35
--------------------------------------------------------------------------------
Jan - Dec, 1998                  +30.59         +24.06       +28.76     + 5.67
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
3 years to December 1998         +28.48         +26.31       +28.28     + 5.57
--------------------------------------------------------------------------------
Since inception                  +23.42         +21.69       +28.82     + 5.63
--------------------------------------------------------------------------------

Performance is calculated on a total return basis. During the year, Class A paid a distribution of US$0.42, and Class B and Class C paid distributions of US$0.15. Class A inception was on 12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
           GAMerica Capital Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.










----------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.


The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A


      [The following table represents a bar chart in the printed report.]


                                        GAMERICA
                                         CAPITAL
                  GAMERICA               CLASS A        S & P
                   CAPITAL        (AFTER MAXIMUM    COMPOSITE
                   CLASS A     SALES LOAD OF 5%)        INDEX
  YEAR                   %                     %            %
----------------------------------------------------------------
One                  30.59              24.06          28.76
Two                  33.89              30.50          31.03
Three                28.48              26.31          28.28
Since inception      23.42              21.69          28.82






ANNUAL PERFORMANCE - CLASS A


      [The following table represents a bar chart in the printed report.]



                                 GAMERICA
                                  CAPITAL
           GAMERICA               CLASS A        S & P
            CAPITAL        (AFTER MAXIMUM    COMPOSITE
            CLASS A     SALES LOAD OF 5%)        INDEX
  YEAR            %                     %            %
------------------------------------------------------

1995          1.38                (3.70)         19.03
1996         18.31                12.40          22.95
1997         37.28                30.41          33.35
1998         30.59                24.06          28.76

--------------------------------------------------------------------------------
           GAMerica Capital Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                          GAMerica
                                           Capital                      Average
                       GAMerica            Class B          S & P       1 Month
                        Capital     (with deferred           Comp       Deposit
                        Class B      sales charge)          Index          Rate
31st Dec, 1998         US$17.26                            1,229.23
--------------------------------------------------------------------------------
                              %                  %                %          %
--------------------------------------------------------------------------------
Quarter to Dec, 98       +19.40             +13.43           +21.46     + 1.35
--------------------------------------------------------------------------------
Since inception*         + 5.13             - 0.13           +13.49     + 3.31
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES


                                          GAMerica
                                           Capital                       Average
                       GAMerica            Class C           S & P       1 Month
                        Capital     (with deferred            Comp       Deposit
                        Class C      sales charge)           Index          Rate
31st Dec, 1998         US$17.13                            1,229.23
--------------------------------------------------------------------------------
                              %                 %                 %            %
--------------------------------------------------------------------------------
Quarter to Dec, 98       +18.75            +17.56            +21.46       + 1.35
--------------------------------------------------------------------------------
Since inception*         + 4.34            + 3.30            +13.49       + 3.31
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B and Class C shares.

THE COMMENT


     In many ways 1998 was another exceptional year for US equity markets with a rise of 28% in the Standard & Poor's Composite Index but a fall of 2% for the Russell 2000 Index of smaller companies.

     Much of the gain in the market was the result of exceptionally strong performances of some of the largest technology companies, which as a group rose 80%.

     After falling 20% between July and October on fears of the effect of the Asian crisis on the US economy the market recovery was spectacular. Seven weeks after the October low the market reached a new high in November.

     Interest rates continued to fall through the year and this together with rapid money growth helped fuel the rise in the market.

     At the time of our review last year the Standard & Poor's Industrial Index was selling at 25 times earnings and analysts were expecting 13% growth for 1998 although we were not convinced this would be achieved. Growth in 1998 is actually estimated to have been less than 1% and the market is now selling at 31 times historic earnings with analysts expecting growth of 10.7% for 1999.


     At present the outlook for interest rates remains benign and some of the Asian economies, with the notable exception of Japan, are showing signs of improvement. On the other hand there is excessive speculation in internet stocks and valuation levels of many of the major companies seem high.

     We continue to be enthusiastic for the prospects for the US in the longer term and as we have written before we will do our best to try to identify undervalued stocks.

--------------------------------------------------------------------------------
                GAMerica Capital Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 31ST DECEMBER, 1998







                                                             MARKET
                                                              VALUE
      HOLDINGS   DESCRIPTION                                    US$
--------------   --------------------------------------------------
EQUITIES - 70.7%
                 AUTOMOBILE PARTS & EQUIPMENT - 4.5%
     *23,000     Keystone Automotive Industries             481,563
     *15,000     United Auto Group                          137,812
                                                            -------
                                                            619,375
                                                            -------
                 BANKING - 0.1%
      *3,000     Friedman, Billings, Ramsey Group A          19,500
                                                            -------
                                                             19,500
                                                            -------
                 BEVERAGE & TOBACCO - 0.4%
       2,000     Gallaher Group ADR                          54,375
                                                            -------
                                                             54,375
                                                            -------
                 BUSINESS & PUBLIC SERVICES - 1.6%
     *27,000     Professional Staff ADR                     212,625
                                                            -------
                                                            212,625
                                                            -------
                 CONSTRUCTION & HOUSING - 1.8%
      *9,765     Palm Harbor Homes                          245,956
                                                            -------
                                                            245,956
                                                            -------
                 DATA PROCESSING & REPRODUCTION - 2.3%
     *15,000     Beyond.com                                 311,250
                                                            -------
                                                            311,250
                                                            -------
                 ELECTRICAL & ELECTRONICS - 0.3%
       2,500     AVX                                         42,344
                                                            -------
                                                             42,344
                                                            -------
                 ELECTRONIC COMP. & INSTRUMENTS - 6.6%
     *60,000     Power One                                  420,000
      15,000     Raychem Corp                               484,687
                                                            -------
                                                            904,687
                                                            -------
                 ENERGY SOURCES - 0.6%
       3,000     Unocal                                      87,562
                                                            -------
                                                             87,562
                                                            -------
                 FINANCIAL SERVICES - 1.1%
     *26,400     Titan                                      145,200
                                                            -------
                                                            145,200
                                                            -------
                 FOOD & HOUSEHOLD PRODUCTS - 4.5%
       3,472     Archer-Daniels-Midland                      59,675
      15,000     Delta & Pine Land                          555,000
                                                            -------
                                                            614,675
                                                            -------


                                                             MARKET
                                                              VALUE
      HOLDINGS   DESCRIPTION                                    US$
--------------   --------------------------------------      ------
                 HEALTH & PERSONAL CARE - 3.6%
      *4,500     ClinTrials Research                         17,719
       8,000     Intimate Brands Class A                    239,000
    *100,000     Unilab                                     237,500
                                                            -------
                                                            494,219
                                                            -------
                 LEISURE & TOURISM - 0.5%
      *5,000     N2K                                         65,313
                                                            -------
                                                             65,313
                                                            -------
                 INSURANCE - 8.0%
       3,500     EXEL Limited                               262,500
      20,000     Intercargo                                 227,500
      15,000     Orion Capital Corp                         597,188
                                                            -------
                                                          1,087,188
                                                          ---------
                 MACHINERY & ENGINEERING - 3.5%
      20,000     Gerber Scientific                          476,250
                                                          ---------
                                                            476,250
                                                          ---------
                 MERCHANDISING - 4.9%
       6,250     Fred's Class A                              93,750
  ++ *12,500     Jumbosports                                      -
      *7,500     Party City                                 108,281
      30,000     Pep Boys                                   470,625
                                                          ---------
                                                            672,656
                                                          ---------
                 MISC. MATERIALS & COMMODITIES - 8.4%
     *12,000     Best Buy                                   736,500
      33,000     Foamex International                       408,375
                                                          ---------
                                                          1,144,875
                                                          ---------
                 REAL ESTATE - 6.1%
      20,000     Bradley Real Estate                        410,000
     *38,000     Fairfield Communities                      420,375
                                                          ---------
                                                            830,375
                                                          ---------
                 RECREATION, OTHER CONSUMER
                 GOODS - 1.9%
       2,000     Fortune Brands                              63,250
      *7,500     Select Comfort                             198,281
                                                          ---------
                                                            261,531
                                                          ---------
                 TELECOMMUNICATIONS - 3.2%
      *6,000     MCI WorldCom                               430,500
                                                          ---------
                                                            430,500
                                                          ---------


--------------------------------------------------------------------------------
          GAMerica Capital Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------


                                                                   MARKET
                                                                    VALUE
   HOLDINGS         DESCRIPTION                                       US$
------------------------------------------------   ---------------------------
                     WHOLESALE & INTERNATIONAL TRADE - 6.8%
     *50,000         CyberShop International                      568,750
     *50,000         Point of Sale                                356,250
                                                               ----------
                                                                  925,000
                                                               ----------
TOTAL EQUITIES (COST $8,215,872)                                9,645,456
                                                               ----------
TIME DEPOSITS - 43.2%
                     UNITED STATES - 43.2%
$  5,893,086         Brown Brothers Harriman & Co.
                     4.06% 1999-01-04                           5,893,086
                                                               ----------
TOTAL TIME DEPOSITS (COST $5,893,086)                           5,893,086
                                                               ----------
TOTAL INVESTMENTS (COST $14,108,958**) - 113.9%                15,538,542
NET CURRENT ASSETS - (13.9)%                                   (1,893,698)
                                                               ----------
TOTAL NET ASSETS - 100.0%                                      13,644,844
                                                               ==========

 * Non-income producing security
** Cost for federal income tax purposes is identical.

++ Fair value determined by Board of Directors


Glossary of terms:
ADR - American Depositary Receipt


See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Funds, Inc. - Statements of Assets and Liabilities
--------------------------------------------------------------------------------

AT 31ST DECEMBER, 1998



                                                                               GAM
                                                                          International
                                                                        -----------------
ASSETS (IN US$)
Investments in securities at value                                       $2,980,805,931
Cash - Foreign currencies                                                    10,391,348
Receivables:
 Securities sold                                                             47,088,102
 Capital shares sold                                                         24,667,396
 Dividends, interest and other                                               21,839,895
 Due from broker for futures contracts (Note 6)                              22,571,195
Deferred organizational expenses and other assets                                44,748
                                                                         --------------
TOTAL ASSETS                                                              3,107,408,615
                                                                         --------------
LIABILITIES
Due to Custodian                                                                401,558
Payables:
 Securities purchased                                                        12,633,642
 Capital shares redeemed                                                     13,978,794
Net equity in foreign currency exchange contracts (Note 6)                   81,444,046
Accrued management fee                                                        7,045,452
Accrued distribution fee                                                      2,254,328
Accrued expenses and other                                                    1,449,556
                                                                         --------------
TOTAL LIABILITIES                                                           119,207,376
                                                                         --------------
NET ASSETS                                                               $2,988,201,239
                                                                         ==============
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                  $2,542,204,538
Accumulated net investment income/(loss)                                     48,844,853
Accumulated net realized gains/(losses)                                    (114,049,288)
Net unrealized appreciation/(depreciation)                                  511,201,136
                                                                         --------------
NET ASSETS                                                               $2,988,201,239
                                                                         ==============
CLASS A SHARES OUTSTANDING                                                   89,339,098
CLASS A NET ASSETS                                                       $2,685,713,285
Net asset value and redemption value per share (Note 4)                  $        30.06
Offering price per share (100/95 x net asset value per share reduced
 on sales of $100,000 or more)                                           $        31.64
CLASS B SHARES OUTSTANDING                                                    2,145,228
CLASS B NET ASSETS                                                       $   65,238,335
Net asset value and offering price per share (Note 4)                    $        30.41
CLASS C SHARES OUTSTANDING                                                    2,583,074
CLASS C NET ASSETS                                                       $   78,452,148
Net asset value and offering price per share (Note 4)                    $        30.37
CLASS D SHARES OUTSTANDING                                                    5,308,001
CLASS D NET ASSETS                                                       $  158,797,471
Net asset value and redemption value per share (Note 4)                  $        29.92
Offering price per share (100/96.5 x net asset value per share reduced
 on sales of $100,000 or more)                                           $        31.01
Identified cost of investments                                           $2,411,355,971



                                                                                                              GAM
                                                                              GAM             GAM           Pacific
                                                                             Global         Europe           Basin
                                                                        --------------- -------------- ----------------
ASSETS (IN US$)
Investments in securities at value                                       $ 166,408,441   $53,134,057    $   17,648,398
Cash - Foreign currencies                                                    4,475,101       457,522           568,477
Receivables:
 Securities sold                                                             1,368,280       894,576           295,686
 Capital shares sold                                                           704,829       129,021           180,727
 Dividends, interest and other                                                 505,941       147,594             5,127
 Due from broker for futures contracts (Note 6)                                884,707             -                 -
Deferred organizational expenses and other assets                               81,525        25,752            66,532
                                                                         -------------   -----------    --------------
TOTAL ASSETS                                                               174,428,824    54,788,522        18,764,947
                                                                         -------------   -----------    --------------
LIABILITIES
Due to Custodian                                                                31,665     2,127,099                 -
Payables:
 Securities purchased                                                        1,298,373        47,104                 -
 Capital shares redeemed                                                       719,101       143,993            31,120
Net equity in foreign currency exchange contracts (Note 6)                   1,982,619             -           165,573
Accrued management fee                                                         385,477       129,573            43,209
Accrued distribution fee                                                       127,401        43,258             8,686
Accrued expenses and other                                                     111,982        65,604            58,647
                                                                         -------------   -----------    --------------
TOTAL LIABILITIES                                                            4,656,618     2,556,631           307,235
                                                                         -------------   -----------    --------------
NET ASSETS                                                               $ 169,772,206   $52,231,891    $   18,457,712
                                                                         =============   ===========    ==============
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                  $ 163,925,186   $46,078,620    $   43,042,597
Accumulated net investment income/(loss)                                       231,030      (580,951)       (1,521,567)
Accumulated net realized gains/(losses)                                    (15,903,022)      842,614       (18,334,451)
Net unrealized appreciation/(depreciation)                                  21,519,012     5,891,608        (4,728,867)
                                                                         -------------   -----------    --------------
NET ASSETS                                                               $ 169,772,206   $52,231,891    $   18,457,712
                                                                         =============   ===========    ==============
CLASS A SHARES OUTSTANDING                                                   7,366,611     3,928,719         2,060,852
CLASS A NET ASSETS                                                       $ 140,273,905   $49,630,906    $   16,970,880
Net asset value and redemption value per share (Note 4)                  $       19.04   $     12.63    $         8.23
Offering price per share (100/95 x net asset value per share reduced
 on sales of $100,000 or more)                                           $       20.04   $     13.29    $         8.66
CLASS B SHARES OUTSTANDING                                                     544,380       139,436            30,477
CLASS B NET ASSETS                                                       $  10,401,771   $ 1,787,478    $      273,101
Net asset value and offering price per share (Note 4)                    $       19.11   $     12.82    $         8.96
CLASS C SHARES OUTSTANDING                                                     471,924        64,078            20,090
CLASS C NET ASSETS                                                       $   9,014,307   $   813,507    $      163,155
Net asset value and offering price per share (Note 4)                    $       19.10   $     12.70    $         8.12
CLASS D SHARES OUTSTANDING                                                     536,674                         129,496
CLASS D NET ASSETS                                                       $  10,082,223                  $    1,050,576
Net asset value and redemption value per share (Note 4)                  $       18.79                  $         8.11
Offering price per share (100/96.5 x net asset value per share reduced
 on sales of $100,000 or more)                                           $       19.47                  $         8.40
Identified cost of investments                                           $ 143,882,276   $47,246,123    $   22,211,190

See notes to financial statements.

--------------------------------------------------------------------------------
       GAM Funds, Inc. - Statements of Assets and Liabilities (CONTINUED)
--------------------------------------------------------------------------------

AT 31ST DECEMBER, 1998



                                                                               GAM               GAM
                                                                              Japan             North           GAMerica
                                                                             Capital           America           Capital
                                                                        ----------------   --------------   ----------------
ASSETS (IN US$)
Investments in securities at value                                       $  24,618,276      $18,988,467       $ 15,538,542
Cash - Foreign currencies                                                       74,731                -                  -
Receivables:
 Securities sold                                                                     -                -             15,562
 Capital shares sold                                                            84,609          538,226            172,946
 Dividends, interest and other                                                   2,541           15,775                  -
 Due from broker for futures contracts (Note 6)                                      -                -                  -
Deferred organizational expenses and other assets                               34,898           25,004             30,462
                                                                         -------------      -----------       ------------
TOTAL ASSETS                                                                24,815,055       19,567,472         15,757,512
                                                                         -------------      -----------       ------------
LIABILITIES
Due to Custodian                                                                     -                -                  -
Payables:
 Securities purchased                                                                -                -                  -
 Capital shares redeemed                                                       205,320               14          2,046,562
Net equity in foreign currency exchange contracts (Note 6)                     198,943                -                  -
Accrued management fee                                                          58,589           40,743             29,688
Accrued distribution fee                                                        18,974           14,698              9,299
Accrued expenses and other                                                      60,378           33,739             27,119
                                                                         -------------      -----------       ------------
TOTAL LIABILITIES                                                              542,204           89,194          2,112,668
                                                                         -------------      -----------       ------------
NET ASSETS                                                               $  24,272,851      $19,478,278       $ 13,644,844
                                                                         =============      ===========       ============
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                  $  35,524,373      $15,479,094       $ 11,462,481
Accumulated net investment income/(loss)                                      (564,454)               -                  -
Accumulated net realized gains/(losses)                                    (10,032,285)          (4,519)           752,779
Net unrealized appreciation/(depreciation)                                    (654,783)       4,003,703          1,429,584
                                                                         -------------      -----------       ------------
NET ASSETS                                                               $  24,272,851      $19,478,278       $ 13,644,844
                                                                         =============      ===========       ============
CLASS A SHARES OUTSTANDING                                                   2,963,123        1,037,790            671,457
CLASS A NET ASSETS                                                       $  22,653,597      $17,367,461       $ 11,469,117
Net asset value and redemption value per share (Note 4)                  $        7.65      $     16.74       $      17.08
Offering price per share (100/95 x net asset value per share reduced
 on sales of $100,000 or more)                                           $        8.05      $     17.62       $      17.98
CLASS B SHARES OUTSTANDING                                                      82,029           57,457             57,651
CLASS B NET ASSETS                                                       $     665,292      $   969,038       $    995,172
Net asset value and offering price per share (Note 4)                    $        8.11      $     16.87       $      17.26
CLASS C SHARES OUTSTANDING                                                     117,546           68,860             68,908
CLASS C NET ASSETS                                                       $     953,962      $ 1,141,779       $  1,180,555
Net asset value and offering price per share (Note 4)                    $        8.12      $     16.58       $      17.13
Identified cost of investments                                           $  25,075,515      $14,984,764       $ 14,108,958

See notes to financial statements.

--------------------------------------------------------------------------------
                   GAM Funds, Inc. - Statements of Operations
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 31ST DECEMBER, 1998



                                                                       GAM
                                                                  International
                                                                -----------------
INVESTMENT INCOME (in US$)
Dividends (Note 5)                                               $    35,103,529
Interest (Note 5)                                                     15,212,644
                                                                 ---------------
                                                                      50,316,173
                                                                 ---------------
EXPENSES
Investment advisory fee (Note 2)                                      26,355,350
Custodian fees and expenses                                            2,843,048
Transfer agent fees and expenses                                       1,227,047
Shareholder servicing fees                                             2,080,090
Distribution Fee - Class A (Note 2)                                    7,294,583
Distribution Fee - Class B (Note 2)                                      215,555
Distribution Fee - Class C (Note 2)                                      253,723
Distribution Fee - Class D (Note 2)                                      720,663
Professional fees                                                         85,946
Administrative expenses                                                1,906,922
Printing                                                                 460,035
Amortization of organization costs                                             -
Filing fees                                                              217,824
Other                                                                     98,091
                                                                 ---------------
Total operating expenses                                              43,758,877
Interest expense                                                         408,179
                                                                 ---------------
Total expenses                                                        44,167,056
                                                                 ---------------
Net investment income/(loss)                                           6,149,117
                                                                 ---------------
REALIZED AND UNREALIZED
 GAIN/(LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Securities and futures                                              (49,319,071)
 Foreign currency transactions                                        56,795,637
                                                                 ---------------
                                                                       7,476,566
                                                                 ---------------
Unrealized appreciation/(depreciation) for the period:
 Securities and futures                                              207,718,407
 Foreign currency translation of forwards and other assets and
 liabilities                                                        (120,222,584)
                                                                 ---------------
                                                                      87,495,823
                                                                 ---------------
Net gain/(loss) on investments and foreign currencies                 94,972,389
                                                                 ---------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS            $   101,121,506
                                                                 ===============



                                                                                                        GAM
                                                                       GAM             GAM            Pacific
                                                                     Global           Europe           Basin
                                                                ---------------- --------------- ----------------
INVESTMENT INCOME (in US$)
Dividends (Note 5)                                               $   1,118,213    $   1,046,544   $     430,319
Interest (Note 5)                                                      780,790          138,635          54,477
                                                                 -------------    -------------   -------------
                                                                     1,899,003        1,185,179         484,796
                                                                 -------------    -------------   -------------
EXPENSES
Investment advisory fee (Note 2)                                     1,287,387          513,908         207,532
Custodian fees and expenses                                            126,003          119,247          82,262
Transfer agent fees and expenses                                        74,259           21,877          17,142
Shareholder servicing fees                                              66,412           60,281          19,992
Distribution Fee - Class A (Note 2)                                    344,319          148,759          58,540
Distribution Fee - Class B (Note 2)                                     40,342            6,062             732
Distribution Fee - Class C (Note 2)                                     29,946            3,242             259
Distribution Fee - Class D (Note 2)                                     39,766                -           6,551
Professional fees                                                       40,211           37,512          38,588
Administrative expenses                                                120,835           63,612          27,172
Printing                                                                29,566            5,640          12,222
Amortization of organization costs                                           -                -               -
Filing fees                                                             45,618           30,302          26,084
Other                                                                   26,963           13,563          18,965
                                                                 -------------    -------------   -------------
Total operating expenses                                             2,271,627        1,024,005         516,041
Interest expense                                                        36,126           63,667           2,398
                                                                 -------------    -------------   -------------
Total expenses                                                       2,307,753        1,087,672         518,439
                                                                 -------------    -------------   -------------
Net investment income/(loss)                                          (408,750)          97,507         (33,643)
                                                                 -------------    -------------   -------------
REALIZED AND UNREALIZED
 GAIN/(LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Securities and futures                                            (15,837,149)       5,052,875     (12,325,961)
 Foreign currency transactions                                         586,996       (2,113,769)        624,826
                                                                 -------------    -------------   -------------
                                                                   (15,250,153)       2,939,106     (11,701,135)
                                                                 -------------    -------------   -------------
Unrealized appreciation/(depreciation) for the period:
 Securities and futures                                             13,748,950          653,303      11,133,105
 Foreign currency translation of forwards and other assets and
 liabilities                                                        (2,616,617)        (790,259)     (1,205,753)
                                                                 -------------    -------------   -------------
                                                                    11,132,333         (136,956)      9,927,352
                                                                 -------------    -------------   -------------
Net gain/(loss) on investments and foreign currencies               (4,117,820)       2,802,150      (1,773,783)
                                                                 -------------    -------------   -------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS            $  (4,526,570)   $   2,899,657   $  (1,807,426)
                                                                 =============    =============   =============

See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Funds, Inc. - Statements of Operations (CONTINUED)
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 31ST DECEMBER, 1998



                                                                        GAM              GAM
                                                                       Japan            North          GAMerica
                                                                      Capital          America          Capital
                                                                  ---------------   -------------   --------------
INVESTMENT INCOME (in US$)
Dividends (Note 5)                                                 $    146,489      $  235,555       $   37,455
Interest (Note 5)                                                       240,742          49,355          170,275
                                                                   ------------      ----------       ----------
                                                                        387,231         284,910          207,730
                                                                   ------------      ----------       ----------
EXPENSES
Investment advisory fee (Note 2)                                        280,165         160,274           84,838
Custodian fees and expenses                                             101,517          24,767           11,571
Transfer agent fees and expenses                                         13,802           8,371            4,009
Shareholder servicing fees                                               29,878          14,237            4,523
Distribution Fee - Class A (Note 2)                                      82,943          47,573           24,192
Distribution Fee - Class B (Note 2)                                       2,002           1,562            3,220
Distribution Fee - Class C (Note 2)                                       3,994           1,454            1,676
Distribution Fee - Class D (Note 2)                                           -               -                -
Professional fees                                                        26,426          24,169           20,520
Administrative expenses                                                  34,683          23,568           19,732
Printing                                                                  7,711           3,412              464
Amortization of organization costs                                        6,377               -            5,191
Filing fees                                                              17,203          23,617           33,771
Other                                                                    15,958          12,568           13,604
                                                                   ------------      ----------       ----------
Total operating expenses                                                622,659         345,572          227,311
Interest expense                                                              -          11,357                -
                                                                   ------------      ----------       ----------
Total expenses                                                          622,659         356,929          227,311
                                                                   ------------      ----------       ----------
Net investment income/(loss)                                           (235,428)        (72,019)         (19,581)
                                                                   ------------      ----------       ----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Securities and futures                                              (5,485,709)      4,184,527          880,209
 Foreign currency transactions                                          725,195               -                -
                                                                   ------------      ----------       ----------
                                                                     (4,760,514)      4,184,527          880,209
                                                                   ------------      ----------       ----------
Unrealized appreciation/(depreciation) for the period:
 Securities and futures                                               5,618,621         570,859          902,365
 Foreign currency translation of forwards and other assets and
 liabilities                                                         (1,513,661)              -                -
                                                                   ------------      ----------       ----------
                                                                      4,104,960         570,859          902,365
                                                                   ------------      ----------       ----------
Net gain/(loss) on investments and foreign currencies                  (655,554)      4,755,386        1,782,574
                                                                   ------------      ----------       ----------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS              $   (890,982)     $4,683,367       $1,762,993
                                                                   ============      ==========       ==========

See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Funds, Inc. - Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                    GAM International
                                          -------------------------------------
                                             FOR THE YEAR       FOR THE YEAR
                                                 ENDED              ENDED
                                               31ST DEC,          31ST DEC,
                                                 1998               1997
                                          ------------------ ------------------
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)                $    6,149,117     $    3,992,788
Net realized gain/(loss)                         7,476,566         41,910,352
Unrealized appreciation/
 (depreciation) for the period                  87,495,823        297,012,713
                                            --------------     --------------
Net increase/(decrease) in net
 assets from operations                        101,121,506        342,915,853
Dividends paid to shareholders from:
Net investment income
 Class A                                        (3,801,544)        (9,853,914)
 Class B                                                 -                  -
 Class C                                                 -                  -
 Class D                                          (162,472)          (446,919)
Net realized gain on investments
 Class A                                       (37,602,228)       (69,883,955)
 Class B                                                 -                  -
 Class C                                                 -                  -
 Class D                                        (2,310,145)        (3,900,288)
Capital share transactions (Note 4)          1,038,008,110        585,581,903
                                            --------------     --------------
Total increase/(decrease) in net assets      1,095,253,227        844,412,680
NET ASSETS
Beginning of year                            1,892,948,012      1,048,535,332
                                            --------------     --------------
End of year                                 $2,988,201,239     $1,892,948,012
                                            ==============     ==============



                                                    GAM Global                      GAM Europe
                                          ------------------------------- ------------------------------
                                            FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                                ENDED           ENDED          ENDED          ENDED
                                              31ST DEC,       31ST DEC,      31ST DEC,      31ST DEC,
                                                1998            1997           1998            1997
                                          ---------------- -------------- -------------- ---------------
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)               $    (408,750)   $    (99,246)  $     97,507   $     56,137
Net realized gain/(loss)                     (15,250,153)      2,745,392      2,939,106      6,720,669
Unrealized appreciation/
 (depreciation) for the period                11,132,333       6,526,805       (136,956)     1,955,004
                                           -------------    ------------   ------------   ------------
Net increase/(decrease) in net
 assets from operations                       (4,526,570)      9,172,951      2,899,657      8,731,810
Dividends paid to shareholders from:
Net investment income
 Class A                                               -         (41,404)       (57,979)      (157,450)
 Class B                                               -               -              -              -
 Class C                                               -               -              -              -
 Class D                                               -          (3,430)             -              -
Net realized gain on investments
 Class A                                      (1,094,319)     (1,964,612)    (4,571,876)    (6,689,436)
 Class B                                               -               -       (114,513)             -
 Class C                                               -               -        (59,514)             -
 Class D                                         (78,435)       (113,298)             -              -
Capital share transactions (Note 4)          105,964,032      42,059,028     15,035,528     12,088,259
                                           -------------    ------------   ------------   ------------
Total increase/(decrease) in net assets      100,264,708      49,109,235     13,131,303     13,973,183
NET ASSETS
Beginning of year                             69,507,498      20,398,263     39,100,588     25,127,405
                                           -------------    ------------   ------------   ------------
End of year                                $ 169,772,206    $ 69,507,498   $ 52,231,891   $ 39,100,588
                                           =============    ============   ============   ============

See notes to financial statements.

--------------------------------------------------------------------------------
       GAM Funds, Inc. - Statements of Changes in Net Assets (CONTINUED)
--------------------------------------------------------------------------------


                                                     GAM Pacific Basin                   GAM Japan Capital
                                            -----------------------------------   --------------------------------
                                              FOR THE YEAR       FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                  ENDED              ENDED             ENDED            ENDED
                                                31ST DEC,          31ST DEC,         31ST DEC,        31ST DEC,
                                                  1998               1997              1998              1997
                                            ----------------   ----------------   --------------   ---------------
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)                 $     (33,643)     $       8,059      $   (235,428)    $   (309,689)
Net realized gain/(loss)                       (11,701,135)        (2,999,804)       (4,760,514)        (526,629)
Unrealized appreciation/
 (depreciation) for the period                   9,927,352        (11,915,960)        4,104,960       (1,717,822)
                                             -------------      -------------      ------------     ------------
Net increase/(decrease) in net
 assets from operations                         (1,807,426)       (14,907,705)         (890,982)      (2,554,140)
Dividends paid to shareholders from:
Net investment income
 Class A                                          (431,742)                 -                 -                -
 Class B                                              (936)                 -                 -                -
 Class C                                                 -                  -                 -                -
 Class D                                           (28,893)                 -                 -                -
Net realized gain on investments
 Class A                                        (1,566,094)        (3,364,522)       (1,796,842)      (2,411,374)
 Class B                                            (2,587)                 -                 -                -
 Class C                                            (1,405)                 -                 -                -
 Class D                                           (72,474)          (168,365)                -                -
Capital share transactions (Note 4)             (2,259,071)        (8,616,881)       (3,911,099)        (679,565)
                                             -------------      -------------      ------------     ------------
Total increase/(decrease) in net assets         (6,170,628)       (27,057,473)       (6,598,923)      (5,645,079)
NET ASSETS
Beginning of year                               24,628,340         51,685,813        30,871,774       36,516,853
                                             -------------      -------------      ------------     ------------
End of year                                  $  18,457,712      $  24,628,340      $ 24,272,851     $ 30,871,774
                                             =============      =============      ============     ============

See notes to financial statements.

--------------------------------------------------------------------------------
       GAM Funds, Inc. - Statements of Changes in Net Assets (CONTINUED)
--------------------------------------------------------------------------------


                                                   GAM North America                 GAMerica Capital
                                            -------------------------------   ------------------------------
                                             FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                 ENDED            ENDED            ENDED           ENDED
                                               31ST DEC,        31ST DEC,        31ST DEC,       31ST DEC,
                                                 1998             1997             1998             1997
                                            --------------   --------------   --------------   -------------
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)                 $    (72,019)    $        54      $   (19,581)     $  (45,849)
Net realized gain/(loss)                        4,184,527         390,977          880,209         400,765
Unrealized appreciation/(depreciation)
 for the period                                   570,859       1,513,490          902,365         351,466
                                             ------------     -----------      -----------      ----------
Net increase/(decrease) in net assets
 from operations                                4,683,367       1,904,521        1,762,993         706,382
Dividends paid to shareholders from:
Net investment income
 Class A                                                -            (576)               -               -
 Class B                                                -               -                -               -
 Class C                                                -               -                -               -
 Class D                                                -               -                -               -
Net realized gain on investments
 Class A                                       (4,058,087)       (130,244)        (253,783)       (228,865)
 Class B                                         (169,676)              -           (8,302)              -
 Class C                                         (196,849)              -           (7,626)              -
 Class D                                                -               -                -               -
Capital share transactions (Note 4)             8,253,350       3,339,649        8,352,505       1,397,530
                                             ------------     -----------      -----------      ----------
Total increase/(decrease) in net assets         8,512,105       5,113,350        9,845,787       1,875,047
NET ASSETS
Beginning of year                              10,966,173       5,852,823        3,799,057       1,924,010
                                             ------------     -----------      -----------      ----------
End of year                                  $ 19,478,278     $10,966,173      $13,644,844      $3,799,057
                                             ============     ===========      ===========      ==========

See notes to financial statements.

--------------------------------------------------------------------------------
                         Notes to Financial Statements
--------------------------------------------------------------------------------
                             AT 31ST DECEMBER, 1998



NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of seven portfolios: GAM International Fund, GAM Global Fund, GAM Europe Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM North America Fund and GAMerica Capital Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM Europe Fund invests primarily in securities of companies in Europe. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM North America Fund invests primarily in securities of companies in the United States and Canada. GAMerica Capital Fund invests primarily in securities of companies in the United States.

The Funds offer Class A, Class B, Class C and Class D shares. Class A, Class B and Class C shares currently are available for all funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. There is no front-end sales charge on Class B or Class C shares. Class B shares are currently sold with a contingent deferred sales charge which declines from 5.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.


VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.


ADJUSTABLE RATE INDEX NOTES

Each Fund may invest in adjustable rate index notes (ARINs) or similar instruments. An ARIN is a form of promissory note issued by a brokerage firm or other counterparty which provides that the amount of principal or interest paid will vary inversely in proportion to changes in the value of a specified security. The Funds could suffer losses in the event of a default or insolvency of the brokerage firm or other counterparty issuing the ARIN.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.


FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts occurs. Realized gains or losses are recorded when a contract is closed.


FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.


OPTION CONTRACTS

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be excercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Selected Financial Information excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


DEFERRED ORGANIZATION EXPENSES

Organization costs for GAM Japan Capital Fund and GAMerica Capital Fund have been deferred and are being amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.


OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis and market discount is accreted on a straight-line basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.


NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser, GAM International Management Limited, receives a fee under its agreement with the Company equivalent to 1.00% per annum of each Fund's average daily net assets, except for GAM North America Fund. With respect to GAM North America Fund, GAM International Management Limited and Fayez Sarofim & Co. serve as co-investment advisers to the Fund. Each co-adviser receives a fee under its agreement equivalent to 0.50% per annum of the Fund's average daily net assets.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM Services, Inc. acts as principal underwriter of the Fund. For the year ended 31st December, 1998, GAM Services, Inc. retained front-end sales load charges of $4,221,836 and contingent deferred sales charges of $43,470 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1% for shares sold within 18 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares. Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.


NOTE 3. DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates. Each disinterested director was compensated by each Fund as follows, during 1998:



                                                               GAM         GAM         GAM
                          GAM            GAM        GAM      Pacific      Japan       North      GAMerica
                     International     Global     Europe      Basin      Capital     America     Capital
                    ===============   ========   ========   =========   =========   =========   =========
Annual Retainer         $ 3,125        $3,125     $3,125     $3,125      $3,125      $3,125      $3,125
Meeting Fee                 125           125        125        125         125         125         125

NOTE 4. CAPITAL STOCK

The Company declared a 10-for-1 stock split to shareholders of record as of 19th December, 1995. All per share data have been restated to reflect the stock split.

At 31st December, 1998, GAM Funds, Inc. had 1,510,000,000 shares of common stock, $0.001 par value authorized. For each of the seven active funds shares were allocated as follows: 260,000,000, 160,000,000, 75,000,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 85,000,000, 75,000,000, 20,000,000 and 25,000,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe and GAM Pacific Basin; 55,000,000, 50,000,000, 20,000,000 and 12,500,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 55,000,000, 50,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM North America; while 30,000,000, 25,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital. Changes in each Fund's capital stock are summarized as follows:

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                                             GAM International Fund
                                                                                 For the Periods
                                                   ---------------------------------------------------------------------------
                                                          01-Jan-98 to 31-Dec-98                 01-Jan-97 to 31-Dec-97
                                                            Shares                  US$            Shares                  US$
                                                   ----------------   -----------------   ----------------   -----------------
CLASS A
Shares sold                                            45,400,274       1,410,892,506         29,334,376         797,964,527
Shares issued on reinvestment of distributions          1,087,592          36,118,910          2,500,837          69,462,995
Shares redeemed                                       (20,171,368)       (616,480,333)       (12,437,416)       (332,541,512)
                                                      -----------       -------------        -----------        ------------
Net increase                                           26,316,498         830,531,083         19,397,797         534,886,010
                                                      ===========       =============        ===========        ============
CLASS B*
Shares sold                                             2,207,863          69,950,241                  -                   -
Shares issued on reinvestment of distributions                  -                   -                  -                   -
Shares redeemed                                           (62,635)         (1,862,050)                 -                   -
                                                      -----------       -------------        -----------        ------------
Net increase                                            2,145,228          68,088,191                  -                   -
                                                      ===========       =============        ===========        ============
CLASS C*
Shares sold                                             2,701,915          85,010,147                  -                   -
Shares issued on reinvestment of distributions                  -                   -                  -                   -
Shares redeemed                                          (118,841)         (3,552,764)                 -                   -
                                                      -----------       -------------        -----------        ------------
Net increase                                            2,583,074          81,457,383                  -                   -
                                                      ===========       =============        ===========        ============
CLASS D
Shares sold                                             2,569,061          81,219,579          2,142,282          59,042,169
Shares issued on reinvestment of distributions             61,660           2,038,502            134,583           3,717,035
Shares redeemed                                          (825,441)        (25,326,628)          (452,108)        (12,063,311)
                                                      -----------       -------------        -----------        ------------
Net increase                                            1,805,280          57,931,453          1,824,757          50,695,893
                                                      ===========       =============        ===========        ============

* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                                              GAM Global Fund
                                                                              For the Periods
                                                   ---------------------------------------------------------------------
                                                         01-Jan-98 to 31-Dec-98              01-Jan-97 to 31-Dec-97
                                                        Shares                US$            Shares              US$
                                                        ------              -----           -------            -----
CLASS A
Shares sold                                            5,703,377        114,235,277       3,043,487         53,815,753
Shares issued on reinvestment of distributions            42,648            913,190          95,084          1,743,330
Shares redeemed                                       (1,892,961)       (36,700,992)       (989,599)       (16,207,961)
                                                      ----------        -----------       ---------        -----------
Net increase                                           3,853,064         78,447,475       2,148,972         39,351,122
                                                      ==========        ===========       =========        ===========
CLASS B*
Shares sold                                              573,771         11,824,991               -                  -
Shares issued on reinvestment of distributions                 -                  -               -                  -
Shares redeemed                                          (29,391)          (547,356)              -                  -
                                                      ----------        -----------       ---------        -----------
Net increase                                             544,380         11,277,635               -                  -
                                                      ==========        ===========       =========        ===========
CLASS C*
Shares sold                                              497,048         10,044,918               -                  -
Shares issued on reinvestment of distributions                 -                  -               -                  -
Shares redeemed                                          (25,124)          (469,047)              -                  -
                                                      ----------        -----------       ---------        -----------
Net increase                                             471,924          9,575,871               -                  -
                                                      ==========        ===========       =========        ===========
CLASS D
Shares sold                                              443,861          8,783,427         164,316          3,018,076
Shares issued on reinvestment of distributions             2,800             59,198           5,659            102,511
Shares redeemed                                         (113,686)        (2,179,574)        (23,624)          (412,681)
                                                      ----------        -----------       ---------        -----------
Net increase                                             332,975          6,663,051         146,351          2,707,906
                                                      ==========        ===========       =========        ===========


                                                                               GAM Europe Fund
                                                                               For the Periods
                                                   -----------------------------------------------------------------------
                                                         01-Jan-98 to 31-Dec-98               01-Jan-97 to 31-Dec-97
                                                        Shares                US$            Shares                US$
                                                        ------              -----            ------              -----
CLASS A
Shares sold                                            2,751,899         39,135,869         2,155,335         28,650,194
Shares issued on reinvestment of distributions           289,531          3,590,914           382,881          4,693,020
Shares redeemed                                       (2,222,956)       (30,614,504)       (1,547,698)       (21,254,955)
                                                      ----------        -----------        ----------        -----------
Net increase                                             818,474         12,112,279           990,518         12,088,259
                                                      ==========        ===========        ==========        ===========
CLASS B**
Shares sold                                              132,088          1,912,188                 -                  -
Shares issued on reinvestment of distributions             7,455             89,985                 -                  -
Shares redeemed                                             (107)            (1,427)                -                  -
                                                      ----------        -----------        ----------        -----------
Net increase                                             139,436          2,000,746                 -                  -
                                                      ==========        ===========        ==========        ===========
CLASS C**
Shares sold                                               68,931            988,167                 -                  -
Shares issued on reinvestment of distributions             3,477             41,622                 -                  -
Shares redeemed                                           (8,330)          (107,286)                -                  -
                                                      ----------        -----------        ----------        -----------
Net increase                                              64,078            922,503                 -                  -
                                                      ==========        ===========        ==========        ===========

 * Inception was on 26th May, 1998 for Class B shares, and 19th May, 1998 for Class C shares.
** Inception  was on 26th May,  1998 for Class B shares,  and 20th May, 1998 for
   Class C shares.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                                           GAM Pacific Basin Fund
                                                                               For the Periods
                                                   -----------------------------------------------------------------------
                                                         01-Jan-98 to 31-Dec-98               01-Jan-97 to 31-Dec-97
                                                        Shares                US$            Shares                US$
                                                        ------              -----            ------              -----
CLASS A
Shares sold                                            1,630,440         14,115,594         1,941,999         28,048,990
Shares issued on reinvestment of distributions           254,764          1,876,104           236,407          2,658,787
Shares redeemed                                       (2,203,361)       (18,453,528)       (3,062,559)       (39,899,633)
                                                      ----------        -----------        ----------        -----------
Net decrease                                            (318,157)        (2,461,830)         (884,153)        (9,191,856)
                                                      ==========        ===========        ==========        ===========
CLASS B*
Shares sold                                               35,743            313,454                 -                  -
Shares issued on reinvestment of distributions               346              3,105                 -                  -
Shares redeemed                                           (5,612)           (47,195)                -                  -
                                                      ----------        -----------        ----------        -----------
Net increase                                              30,477            269,364                 -                  -
                                                      ==========        ===========        ==========        ===========
CLASS C*
Shares sold                                               24,845            201,259                 -                  -
Shares issued on reinvestment of distributions               165              1,346                 -                  -
Shares redeemed                                           (4,920)           (41,279)                -                  -
                                                      ----------        -----------        ----------        -----------
Net increase                                              20,090            161,326                 -                  -
                                                      ==========        ===========        ==========        ===========
CLASS D
Shares sold                                               86,774            789,743            51,066            746,179
Shares issued on reinvestment of distributions            10,952             82,721            14,840            163,481
Shares redeemed                                         (132,815)        (1,100,395)          (24,922)          (334,685)
                                                      ----------        -----------        ----------        -----------
Net increase/(decrease)                                  (35,089)          (227,931)           40,984            574,975
                                                      ==========        ===========        ==========        ===========


                                                                           GAM Japan Capital Fund
                                                                               For the Periods
                                                   -----------------------------------------------------------------------
                                                         01-Jan-98 to 31-Dec-98               01-Jan-97 to 31-Dec-97
                                                        Shares                US$            Shares                US$
                                                        ------              -----            ------              -----
CLASS A
Shares sold                                            2,689,003         22,104,590         3,911,543         38,716,276
Shares issued on reinvestment of distributions           189,127          1,469,516           219,840          1,969,882
Shares redeemed                                       (3,571,289)       (29,092,373)       (4,362,649)       (41,365,723)
                                                      ----------        -----------        ----------        -----------
Net decrease                                            (693,159)        (5,518,267)         (231,266)          (679,565)
                                                      ==========        ===========        ==========        ===========
CLASS B**
Shares sold                                               84,512            686,362                 -                  -
Shares issued on reinvestment of distributions                 -                  -                 -                  -
Shares redeemed                                           (2,483)           (19,815)                -                  -
                                                      ----------        -----------        ----------        -----------
Net increase                                              82,029            666,547                 -                  -
                                                      ==========        ===========        ==========        ===========
CLASS C**
Shares sold                                              207,654          1,680,813                 -                  -
Shares issued on reinvestment of distributions                 -                  -                 -                  -
Shares redeemed                                          (90,108)          (740,192)                -                  -
                                                      ----------        -----------        ----------        -----------
Net increase                                             117,546            940,621                 -                  -
                                                      ==========        ===========        ==========        ===========

* Inception was on 26th May, 1998 for Class B shares, and 1st June, 1998 for Class C shares.
** Inception  was on 26th May,  1998 for Class B shares,  and 19th May, 1998 for
   Class C shares.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                                         GAM North America Fund
                                                                            For the Periods
                                                   ------------------------------------------------------------------
                                                        01-Jan-98 to 31-Dec-98            01-Jan-97 to 31-Dec-97
                                                      Shares                US$          Shares               US$
                                                      ------              -----           -----              ----
CLASS A
Shares sold                                          1,110,616         20,630,033         392,721         6,494,878
Shares issued on reinvestment of distributions         180,046          2,853,737           5,909           101,515
Shares redeemed                                       (885,969)       (17,552,935)       (197,145)       (3,256,744)
                                                     ---------        -----------        --------        ----------
Net increase                                           404,693          5,930,835         201,485         3,339,649
                                                     =========        ===========        ========        ==========
CLASS B*
Shares sold                                             50,419            953,797               -                 -
Shares issued on reinvestment of distributions           7,641            120,349               -                 -
Shares redeemed                                           (603)            (9,536)              -                 -
                                                     ---------        -----------        --------        ----------
Net increase                                            57,457          1,064,610               -                 -
                                                     =========        ===========        ========        ==========
CLASS C*
Shares sold                                             59,835          1,126,114               -                 -
Shares issued on reinvestment of distributions          10,461            162,047               -                 -
Shares redeemed                                         (1,436)           (30,256)              -                 -
                                                     ---------        -----------        --------        ----------
Net increase                                            68,860          1,257,905               -                 -
                                                     =========        ===========        ========        ==========


                                                                          GAMerica Capital
                                                                          For the Periods
                                                   --------------------------------------------------------------
                                                       01-Jan-98 to 31-Dec-98           01-Jan-97 to 31-Dec-97
                                                      Shares               US$          Shares             US$
                                                       -----              ----            ----           -----
CLASS A
Shares sold                                            510,150         8,088,698        168,956       2,197,313
Shares issued on reinvestment of distributions          10,128           160,863          9,395         124,173
Shares redeemed                                       (131,637)       (1,925,319)       (73,313)       (923,956)
                                                      --------        ----------        -------       ---------
Net increase                                           388,641         6,324,242        105,038       1,397,530
                                                      ========        ==========        =======       =========
CLASS B**
Shares sold                                             67,936         1,076,014              -               -
Shares issued on reinvestment of distributions             513             8,214              -               -
Shares redeemed                                        (10,798)         (175,102)             -               -
                                                      --------        ----------        -------       ---------
Net increase                                            57,651           909,126              -               -
                                                      ========        ==========        =======       =========
CLASS C**
Shares sold                                             69,325         1,125,809              -               -
Shares issued on reinvestment of distributions             312             4,950              -               -
Shares redeemed                                           (729)          (11,622)             -               -
                                                      --------        ----------        -------       ---------
Net increase                                            68,908         1,119,137              -               -
                                                      ========        ==========        =======       =========

 * Inception was on 26th May, 1998 for Class B shares, and 7th July, 1998 for Class C shares.
** Inception was on 26th May, 1998 for Class B and Class C shares.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the year ended 31st December, 1998 excluding short-term securities, were as follows:




                                                            GAM          GAM          GAM
                  GAM            GAM           GAM        Pacific       Japan        North     GAMerica
             International      Global       Europe        Basin       Capital      America     Capital
            =============== ============= ============ ============ ============ ============ ==========
In US$
Purchases   2,879,942,869   253,529,026   91,171,356   10,595,644   13,470,858   14,045,736   7,123,849
Sales       1,958,537,385   155,062,836   81,590,523   17,175,664   16,291,342   11,061,702   1,519,033

Realized gains and losses are reported on an identified cost basis. At 31st December, 1998, the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:



                                                                   GAM             GAM            GAM
                     GAM             GAM            GAM          Pacific          Japan          North        GAMerica
                International       Global         Europe         Basin          Capital        America       Capital
               =============== =============== ============= =============== =============== ============= =============
In US$
Appreciation     616,081,687      23,912,644     6,507,989         230,742       2,197,304     4,070,284     2,069,044
Depreciation     (57,230,956)     (3,084,242)     (881,023)     (6,312,569)     (3,417,219)      (71,098)     (639,460)
                 -----------      ----------     ---------      ----------      ----------     ---------     ---------
Net              558,850,731      20,828,402     5,626,966      (6,081,827)     (1,219,915)    3,999,186     1,429,584
                 ===========      ==========     =========      ==========      ==========     =========     =========

At 31st December, 1998, the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:



                                                              GAM              GAM            GAM
                         GAM            GAM        GAM      Pacific           Japan          North    GAMerica
                    International     Global     Europe      Basin           Capital        America   Capital
                   =============== ============ ======== ============= =================== ========= =========
In US$                84,471,948   10,210,753      -         760,353             507,841      -          -
                                                          14,482,801           2,474,673
                                                                               6,403,283
Carryforward           31st Dec,    31st Dec,      -       31st Dec,           31st Dec,      -          -
Expiration dates            2006         2006      -     2005 & 2006   2003, 2005 & 2006      -          -

Foreign taxes withheld from dividends for the year ended 31st December, 1998, were as follows:



                                                          GAM         GAM         GAM
                    GAM            GAM        GAM       Pacific      Japan       North      GAMerica
               International     Global      Europe      Basin      Capital     America     Capital
              ===============   ========   =========   =========   =========   =========   =========
In US$
Dividends         4,772,011     69,830     126,897      35,570      25,336         971          404

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6. FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 31st December, 1998, the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                             GAM INTERNATIONAL FUND


                                                                                    Net
                                                                                 unrealized
                                                                               appreciation/
                                                                               (depreciation)
                                                                              ---------------
                                                                                    US$
 4,059,920,000 Japanese yen sold vs. 29,732,113 US$
 6th January, 1999                                                               (6,239,585)
*3,817,240,000 Japanese yen sold vs. 27,954,888 US$
 6th January, 1999                                                                  (45,112)
*1,669,560,000 Japanese yen sold vs. 12,226,730 US$
 6th January, 1999                                                                  226,730
*1,404,600,000 Japanese yen sold vs. 10,286,342 US$
 6th January, 1999                                                                  286,342
*11,384,900,000 Japanese yen sold vs. 83,375,320 US$
 6th January, 1999                                                               (1,624,680)
*7,987,800,000 Japanese yen sold vs. 58,497,254 US$
 6th January, 1999                                                               (1,502,746)
*6,534,500,000 Japanese yen sold vs. 47,854,266 US$
 6th January, 1999                                                               (2,145,734)
*5,056,800,000 Japanese yen sold vs. 37,032,589 US$
 6th January, 1999                                                               (5,967,411)
*13,523,980,000 Japanese yen sold vs. 99,040,498 US$
 6th January, 1999                                                              (18,959,502)
*The Fund has entered into offsetting forward foreign currency contracts.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                                                    Net
                                                                                 unrealized
                                                                               appreciation/
                                                                               (depreciation)
                                                                              ---------------
*72,012,000 German marks sold vs. 40,000,000 US$
 8th January, 1999                                                               (1,813,959)
 7,549,000 German marks sold vs. 4,169,106 US$
 8th January, 1999                                                                 (360,145)
*82,986,000 German marks sold vs. 45,830,894,US$
 8th January, 1999                                                               (2,355,147)
*438,815,000 Dutch guilders sold vs. 215,000,000 US$
 15th January, 1999                                                             (12,766,532)
25,940,000 Dutch guilders sold vs. 13,010,332 US$
 15th January, 1999                                                                (807,204)
*13,936,000 Dutch guilders sold vs. 6,989,668 US$
 15th January, 1999                                                                (243,800)
 121,603,000 French francs sold vs. 20,085,394 US$
 15th January, 1999                                                              (1,681,679)
*353,070,000 French francs sold vs. 58,317,229 US$
 15th January, 1999                                                              (1,682,771)
 *145,502,500 French francs sold vs. 24,032,919 US$
 15th January, 1999                                                                (967,081)
*1,862,087,500 French francs sold vs. 307,564,458 US$
 15th January, 1999                                                             (17,435,542)
 1,319,400 Swedish krona bought vs. 167,305 US$
 29th January, 1999                                                                  (4,125)
*140,632,200 Swedish krona sold vs. 18,000,000 US$
 29th January, 1999                                                                 167,305
 1,209,000 German marks sold vs. 696,268 US$
 1st March, 1999                                                                    (31,002)
*111,657,000 German marks sold vs. 64,303,732 US$
 1st March, 1999                                                                   (696,268)
 60,081,711 UK Pound sold vs. 100,000,000 US$
 8th March, 1999                                                                    291,276
 387,234,043 UK Pound sold vs. 637,000,000 US$
 5th May, 1999                                                                   (5,085,674)
                                                                                -----------
Net equity in foreign currency exchange contracts                               (81,444,046)
                                                                                ===========
*The Fund has entered into offsetting forward foreign currency contracts.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                                                   Net
                                                                                unrealized
                                                                              appreciation/
                                                                              (depreciation)
                                                                             ---------------
                                                  GAM GLOBAL FUND
                                                                                   US$
 157,709,000 Japanese yen sold vs. 1,154,954 US$
 6th January, 1999                                                                (242,379)
*599,085,000 Japanese yen sold vs. 4,387,294 US$
 6th January, 1999                                                                (112,706)
*529,200,000 Japanese yen sold vs. 3,875,503 US$
 6th January, 1999                                                                (624,497)
*297,986,000 Japanese yen sold vs. 2,182,248 US$
 6th January, 1999                                                                (417,752)
 750,850 Dutch guilders sold vs. 367,901 US$
 15th January, 1999                                                                (32,056)
*12,719,090 Dutch guilders sold vs. 6,232,099 US$
 15th January, 1999                                                               (351,622)
*997,400 Dutch guilders sold vs. 500,000 US$
 15th January, 1999                                                                (16,279)
 102,560 German marks sold vs. 56,663 US$
 15th January, 1999                                                                 (4,894)
*1,345,440 German marks sold vs. 743,337 US$
 15th January, 1999                                                                (56,663)
 2,469,288 UK Pound sold vs. 4,000,000 US$
 10th February, 1999                                                              (100,885)
 2,426,154 UK Pound sold vs. 4,000,000 US$
 5th May, 1999                                                                     (22,886)
                                                                                  --------
Net equity in foreign currency exchange contracts                               (1,982,619)
                                                                                ==========
                                            GAM PACIFIC BASIN FUND
                                                                                   US$
454,740,000 Japanese yen sold vs. 3,900,000 US$
 29th January, 1999                                                               (141,993)
23,448,000 Hong Kong Dollar sold vs. 3,000,000 US$
 15th April, 1999                                                                  (23,580)
                                                                                ----------
Net equity in foreign currency exchange contracts                                 (165,573)
                                                                                ==========
*The Fund has entered into offsetting forward foreign currency contracts.



--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                            Net
                                                         unrealized
                                                       appreciation/
                                                       (depreciation)
                                                      ---------------
                           GAM JAPAN CAPITAL FUND
                                                                 US$
691,740,000 Japanese yen sold vs. 6,000,000 US$
 31st March, 1999                                         (198,943)
                                                      ------------
Net equity in foreign currency exchange contracts         (198,943)
                                                      ============

At 31st December, 1998 the Funds had sufficient cash and/or securities to cover any commitments under these contracts. Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 31st December, 1998 GAM International Fund and GAM Global Fund had outstanding futures contracts as set out in their respective Statement of Investments.

NOTE 7. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

NOTE 8. FINANCIAL HIGHLIGHTS



                       Per share operating performance (for a share outstanding
                                        throughout the period)
                   ----------------------------------------------------------------
                                            Income from investment operations
                                      ---------------------------------------------
                                                        Net realized
                    Net asset value,        Net        and unrealized   Total from
                        beginning        investment    gain/(loss) on   investment
                        of period      income/(loss)     investments    operations
                   ------------------ --------------- ---------------- ------------
01-JAN-98 TO
31-DEC-98
US$
GAM International
 Class A                  US$ 28.46         0.08+            2.03           2.11
 Class B++                US$ 33.39        (0.20)+          (2.78)         (2.98)
 Class C++                US$ 32.61        (0.20)+          (2.04)         (2.24)
 Class D                  US$ 28.34         0.04+            2.03           2.07
GAM Global
 Class A                  US$ 18.71        (0.05)+           0.55           0.50
 Class B++                US$ 20.99        (0.13)+          (1.75)         (1.88)
 Class C++                US$ 21.06        (0.14)+          (1.82)         (1.96)
 Class D                  US$ 18.50        (0.08)+           0.54           0.46
GAM Europe
 Class A                  US$ 12.57         0.03+            1.28           1.31
 Class B++                US$ 15.38        (0.20)+          (1.37)         (1.57)
 Class C++                US$ 15.16        (0.28)+          (1.19)         (1.47)
GAM Pacific Basin
 Class A                  US$  9.69        (0.01)+          (0.51)         (0.52)
 Class B++                US$  9.15        (0.35)+           0.32          (0.03)
 Class C++                US$  8.54        (0.70)+           0.37          (0.33)
 Class D                  US$  9.62        (0.01)+          (0.53)         (0.54)
GAM Japan Capital
 Class A                  US$  8.44        (0.06)+          (0.16)         (0.22)
 Class B++                US$  8.49        (0.19)+          (0.19)         (0.38)
 Class C++                US$  8.56        (0.15)+          (0.29)         (0.44)
GAM North America
 Class A                  US$ 17.32        (0.07)+           4.76           4.69
 Class B++                US$ 20.08        (0.57)+           2.17           1.60
 Class C++                US$ 21.58        (0.44)+           0.25          (0.19)
GAMerica Capital
 Class A                  US$ 13.43        (0.01)+           4.08           4.07
 Class B++                US$ 16.57        (0.26)+           1.10           0.84
 Class C++                US$ 16.57        (0.37)+           1.08           0.71



                   Per share operating performance (for a share outstanding
                                  throughout the period)
                   ---------------------------------------------------------
                               Less distributions
                   -------------------------------------------
                     Dividends   Distributions
                     from net      from net                     Net asset
                    investment     realized         Total       value, end
                      income         gains      Distributions   of period
                   ------------ -------------- --------------- ------------
01-JAN-98 TO
31-DEC-98
US$
GAM International
 Class A               (0.05)        (0.46)         (0.51)       US$ 30.06
 Class B++                 -             -              -        US$ 30.41
 Class C++                 -             -              -        US$ 30.37
 Class D               (0.03)        (0.46)         (0.49)       US$ 29.92
GAM Global
 Class A                   -         (0.17)         (0.17)       US$ 19.04
 Class B++                 -             -              -        US$ 19.11
 Class C++                 -             -              -        US$ 19.10
 Class D                   -         (0.17)         (0.17)       US$ 18.79
GAM Europe
 Class A               (0.02)        (1.23)         (1.25)       US$ 12.63
 Class B++                 -         (0.99)         (0.99)       US$ 12.82
 Class C++                 -         (0.99)         (0.99)       US$ 12.70
GAM Pacific Basin
 Class A               (0.22)        (0.72)         (0.94)       US$  8.23
 Class B++             (0.04)        (0.12)         (0.16)       US$  8.96
 Class C++                 -         (0.09)         (0.09)       US$  8.12
 Class D               (0.25)        (0.72)         (0.97)       US$  8.11
GAM Japan Capital
 Class A                   -         (0.57)         (0.57)       US$  7.65
 Class B++                 -             -              -        US$  8.11
 Class C++                 -             -              -        US$  8.12
GAM North America
 Class A                   -         (5.27)         (5.27)       US$ 16.74
 Class B++                 -         (4.81)         (4.81)       US$ 16.87
 Class C++                 -         (4.81)         (4.81)       US$ 16.58
GAMerica Capital
 Class A                   -         (0.42)         (0.42)       US$ 17.08
 Class B++                 -         (0.15)         (0.15)       US$ 17.26
 Class C++                 -         (0.15)         (0.15)       US$ 17.13

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                       Per share operating performance (for a share outstanding
                                        throughout the period)
                   ----------------------------------------------------------------
                                            Income from investment operations
                                      ---------------------------------------------
                                                        Net realized
                    Net asset value,        Net        and unrealized   Total from
                        beginning        investment    gain/(loss) on   investment
                        of period     income/(loss)      investments    operations
                   ------------------ --------------- ---------------- ------------
01-JAN-97 TO
31-DEC-97
US$
GAM International
 Class A                  US$ 23.15       0.08+               6.58           6.66
 Class D                  US$ 23.07       0.01+               6.59           6.60
GAM Global
 Class A                  US$ 14.35      (0.04)+              5.04           5.00
 Class D                  US$ 14.22      (0.09)+              5.02           4.93
GAM Europe
 Class A                  US$ 11.85       0.02+               3.15           3.17
GAM Pacific Basin
 Class A                  US$ 15.26       0.00+              (4.45)         (4.45)
 Class D                  US$ 15.20       0.01+              (4.47)         (4.46)
GAM Japan Capital
 Class A                  US$  9.39      (0.10)+             (0.11)         (0.21)
GAM North America
 Class A                  US$ 13.56       0.00+               3.99           3.99
GAMerica Capital
 Class A                  US$ 10.82      (0.24)+              4.23           3.99
01-JAN-96 TO
31-DEC-96
US$
GAM International
 Class A                  US$ 21.37      0.57+                1.34           1.91
 Class D                  US$ 21.35      0.45+                1.32           1.77
GAM Global
 Class A                  US$ 13.51      0.16+                1.55           1.71
 Class D                  US$ 13.48      0.07+                1.47           1.54
GAM Europe
 Class A                  US$ 10.04      0.07+                2.06           2.13
GAM Pacific Basin
 Class A                  US$ 16.97      0.04+              (0.11)          (0.07)
 Class D                  US$ 16.96     (0.10)+             (0.11)          (0.21)
GAM Japan Capital
 Class A                  US$ 10.16     (0.05)+               0.07           0.02
GAM North America
 Class A                  US$ 11.93     (0.05)+               2.93           2.88
GAMerica Capital
 Class A                  US$ 10.03     (0.42)+               2.22           1.80



                     Per share operating performance (for a share outstanding
                                       throughout the period)
                   -------------------------------------------------------------
                                 Less distributions
                   -----------------------------------------------
                     Dividends   Distributions
                     from net      from net                         Net asset
                    investment     realized           Total         value, end
                      income         gains     Distributions        of period
                   ------------ -------------- ------------------- ------------
01-JAN-97 TO
31-DEC-97
US$
GAM International
 Class A               (0.18)        (1.17)            (1.35)        US$ 28.46
 Class D               (0.16)        (1.17)            (1.33)        US$ 28.34
GAM Global
 Class A               (0.02)        (0.62)            (0.64)        US$ 18.71
 Class D               (0.03)        (0.62)            (0.65)        US$ 18.50
GAM Europe
 Class A               (0.06)        (2.39)            (2.45)        US$ 12.57
GAM Pacific Basin
 Class A                   -         (1.12)            (1.12)        US$  9.69
 Class D                   -         (1.12)            (1.12)        US$  9.62
GAM Japan Capital
 Class A                   -         (0.74)            (0.74)        US$  8.44
GAM North America
 Class A                   -         (0.23)            (0.23)        US$ 17.32
GAMerica Capital
 Class A                   -         (1.38)            (1.38)        US$ 13.43
01-JAN-96 TO
31-DEC-96
US$
GAM International
 Class A               (0.09)        (0.04)            (0.13)        US$ 23.15
 Class D               (0.01)        (0.04)            (0.05)        US$ 23.07
GAM Global
 Class A               (0.08)        (0.79)            (0.87)        US$ 14.35
 Class D               (0.01)        (0.79)            (0.80)        US$ 14.22
GAM Europe
 Class A               (0.01)        (0.31)            (0.32)        US$ 11.85
GAM Pacific Basin
 Class A               (0.74)        (0.90)            (1.64)        US$ 15.26
 Class D               (0.65)        (0.90)            (1.55)        US$ 15.20
GAM Japan Capital
 Class A               (0.70)        (0.09)            (0.79)        US$  9.39
GAM North America
 Class A                   -         (1.25)            (1.25)        US$ 13.56
GAMerica Capital
 Class A                   -         (1.01)            (1.01)        US$ 10.82

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                         Per share operating performance (for a share outstanding
                                          throughout the period)
                     ----------------------------------------------------------------
                                              Income from investment operations
                                        ---------------------------------------------
                                                          Net realized
                      Net asset value,        Net        and unrealized   Total from
                          beginning        investment    gain/(loss) on   investment
                          of period     income/(loss)      investments    operations
                     ------------------ --------------- ---------------- ------------
01-JAN-95 TO
31-DEC-95
US$
GAM International
 Class A                    US$ 17.21          0.52            4.64           5.16
 Class D                    US$ 20.46          0.10            1.78           1.88
GAM Global
 Class A                    US$ 10.60          0.35            3.48           3.83
 Class D                    US$ 13.46             -            0.92           0.92
GAM Europe
 Class A                    US$  8.66          0.07            1.38           1.45
GAM Pacific Basin
 Class A                    US$ 17.62             -            0.61           0.61
 Class D                    US$ 17.36         (0.02)           0.26           0.24
GAM Japan Capital
 Class A                    US$  9.62         (0.07)           0.69           0.62
GAM North America
 Class A                    US$  9.14             -            2.83           2.83
GAMerica Capital**
 Class A                    US$ 10.00          0.07            0.07           0.14
01-JAN-94 TO
31-DEC-94
US$
GAM International           US$ 23.90          0.34           (2.58)         (2.24)
GAM Global                  US$ 17.92          0.19           (2.94)         (2.75)
GAM Europe                  US$  8.93            -            (0.27)         (0.27)
GAM Pacific Basin           US$ 19.20         (0.05)           1.36           1.31
GAM Japan Capital*          US$ 10.00          0.02           (0.40)         (0.38)
GAM North America           US$ 12.80          0.04            0.23           0.27



                     Per share operating performance (for a share outstanding
                                           throughout the
                                              period)
                     ---------------------------------------------------------
                                 Less distributions
                     -------------------------------------------
                       Dividends   Distributions
                       from net      from net                     Net asset
                      investment     realized         Total       value, end
                        income         gains     Distributions    of period
                     ------------ -------------- --------------- ------------
01-JAN-95 TO
31-DEC-95
US$
GAM International
 Class A                 (0.47)        (0.53)         (1.00)       US$ 21.37
 Class D                 (0.46)        (0.53)         (0.99)       US$ 21.35
GAM Global
 Class A                 (0.30)        (0.62)         (0.92)       US$ 13.51
 Class D                 (0.28)        (0.62)         (0.90)       US$ 13.48
GAM Europe
 Class A                 (0.06)        (0.01)         (0.07)       US$ 10.04
GAM Pacific Basin
 Class A                     -         (1.26)         (1.26)       US$ 16.97
 Class D                     -         (0.64)         (0.64)       US$ 16.96
GAM Japan Capital
 Class A                 (0.05)        (0.03)         (0.08)       US$ 10.16
GAM North America
 Class A                     -         (0.04)         (0.04)       US$ 11.93
GAMerica Capital**
 Class A                 (0.07)        (0.04)         (0.11)       US$ 10.03
01-JAN-94 TO
31-DEC-94
US$
GAM International        (0.66)        (3.79)         (4.45)       US$ 17.21
GAM Global               (0.49)        (4.08)         (4.57)       US$ 10.60
GAM Europe                   -             -              -        US$  8.66
GAM Pacific Basin            -         (2.89)         (2.89)       US$ 17.62
GAM Japan Capital*           -             -              -        US$  9.62
GAM North America        (0.23)        (3.70)         (3.93)       US$  9.14

 + For the years ended 31st December 1996, 1997 and 1998, net investment  income per share has been determined based on the weighted average shares outstanding method.
++ The inception dates for Classes B and C were as follows:  International Class
   B on 26th May 1998, Class C on 19th May 1998, Global Class B on 26th May, 1998, Class C on 19th May, 1998, Europe Class B on 26th May, 1998, Class C on 20th May, 1998, Pacific Basin Class B on 26th May, 1998, Class C on 1st June, 1998, Japan Capital Class B on 26th May, 1998, Class C on 19th May, 1998, North America Class B on 26th May, 1998, Class C on 7th July, 1998 and GAMerica Capital Class B and Class C on 26th May, 1998.
 * Period from 1st July, 1994 (Inception) to 31st December, 1994.
** Period from 12th May, 1995 (Inception) to 31st December, 1995.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                 Ratios/supplemental data
                     ---------------------------------------------------------------------------------
                                                                 Ratios to average net assets
                                                         ---------------------------------------------
                       Total return
                         (without         Net assets                           Net           Portfolio
                       deduction of     end of period                       investment       turnover
                      sales load)++     (000 omitted)      Expenses       income/(loss)        rate
                     ---------------   ---------------   ------------   -----------------   ----------
01-JAN-98 TO
31-DEC-98
US$
GAM International
 Class A                   7.22%         US$ 2,685,713         1.66%         0.27%               73%
 Class B**                (8.92)%        US$    65,238         2.54%*       (1.10)%*             73%
 Class C**                (6.87)%        US$    78,452         2.52%*       (1.14)%*             73%
 Class D                   7.13%         US$   158,797         1.80%         0.14%               73%
GAM Global
 Class A                   2.57%         US$   140,274         1.71%        (0.25)%             123%
 Class B**                (8.96)%        US$    10,402         2.70%*       (1.14)%*            123%
 Class C**                (9.31)%        US$     9,014         2.83%*       (1.27)%*            123%
 Class D                   2.38%         US$    10,082         1.87%        (0.41)%             123%
GAM Europe
 Class A                  10.70%         US$    49,631         2.06%         0.24%              168%
 Class B**                (9.82)%        US$     1,787         3.93%*       (2.58)%*            168%
 Class C**                (9.32)%        US$       814         4.93%*       (3.46)%*            168%
GAM Pacific Basin
 Class A                  (3.99)%        US$    16,971         2.42%        (0.11)%              55%
 Class B**                (0.35)%        US$       273         9.39%*       (7.52)%*             55%
 Class C**                (3.87)%        US$       163        20.34%*      (19.15)%*             55%
 Class D                  (4.64)%        US$     1,051         2.53%        (0.17)%              55%
GAM Japan Capital
 Class A                  (2.75)%        US$    22,654         2.16%        (0.78)%              59%
 Class B**                (4.48)%        US$       665         5.31%*       (4.22)%*             59%
 Class C**                (5.14)%        US$       954         3.99%*       (3.00)%*             59%
GAM North America
 Class A                  29.44%         US$    17,367         2.10%        (0.34)%              70%
 Class B**                (9.68)%        US$       969         7.56%*       (5.81)%*             70%
 Class C**                 0.69%         US$     1,142         8.16%*       (6.50)%*             70%
GAMerica Capital
 Class A                  30.59%         US$    11,469         2.46%        (0.03)%              29%
 Class B**                 5.13%         US$       995         5.19%*       (2.74)%*             29%
 Class C**                 4.34%         US$     1,181         7.15%*       (4.77)%*             29%

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                  Ratios/supplemental data
                        -----------------------------------------------------------------------------
                                                                  Ratios to average net assets
                                                            -----------------------------------------
                          Total Return
                            (without         Net assets                       Net          Portfolio
                          deduction of     end of period                    investment      turnover
                        sales load)++      (000 omitted)     expenses    income/(loss)        rate
                        ---------------   ---------------   ----------   ---------------   ----------
01-JAN-97 TO
31-DEC-97
US$
GAM International
 Class A                      28.93%       US$ 1,793,665        1.68%          0.28%            48%
 Class D                      28.78%       US$    99,283        1.82%          0.05%            48%
GAM Global
 Class A                      34.95%       US$    65,739        1.83%         (0.25)%           48%
 Class D                      34.80%       US$     3,768        2.01%         (0.53)%           48%
GAM Europe
 Class A                      27.55%       US$    39,101        1.81%          0.15%            80%
GAM Pacific Basin
 Class A                     (30.00)%      US$    23,046        1.98%          0.02%            42%
 Class D                     (30.18)%      US$     1,583        2.08%         (0.09)%           42%
GAM Japan Capital
 Class A                      (2.58)%      US$    30,872        2.15%         (1.06)%           76%
GAM North America
 Class A                       29.41%      US$    10,966        1.94%          0.00%            15%
GAMerica Capital
 Class A                       37.28%      US$     3,799        3.45%         (2.04)%           22%
01-JAN-96 TO
31-DEC-96
US$
GAM International+
 Class A                       8.98%       US$ 1,009,819        1.56%          2.70%            82%
 Class D                       8.33%       US$    38,716        2.06%          2.13%            82%
GAM Global+
 Class A                      12.74%       US$    19,583        2.26%          1.17%           107%
 Class D                      11.54%       US$       815        2.88%          0.52%           107%
GAM Europe+
 Class A                      21.32%       US$    25,127        1.89%          0.59%            76%
GAM Pacific Basin+
 Class A                     (0.39)%       US$    49,808        1.76%          0.22%            46%
 Class D                     (1.19)%       US$     1,878        2.28%         (0.57)%           46%
GAM Japan Capital+
 Class A                       0.15%       US$    36,504        1.84%         (0.50)%           23%
GAM North America+
 Class A                      24.10%       US$     5,853        2.61%         (0.39)%            9%
GAMerica Capital***+
 Class A                      18.31%       US$     1,927        5.16%         (3.79)%           27%

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                     Ratios/supplemental data
                         ---------------------------------------------------------------------------------
                                                                     Ratios to average net assets
                                                             ---------------------------------------------
                           Total return
                             (without         Net assets                           Net           Portfolio
                           deduction of     end of period                       investment       turnover
                         sales load)++      (000 omitted)      Expenses     income/(loss)          rate
                         ---------------   ---------------   ------------   -----------------   ----------
01-JAN-95 TO
31-DEC-95
US$
GAM International
 Class A                       30.09%       US$ 560,234          1.57%            3.89%              35%
 Class D                        9.26%       US$   8,714          2.22%*           1.90%*             35%
GAM Global
 Class A                       36.25%       US$  26,161          2.16%            2.96%              60%
 Class D                        6.97%       US$     295          2.81%*          (0.09)%*            60%
GAM Europe
 Class A                       16.77%       US$  22,961          2.12%            0.75%             145%
GAM Pacific Basin
 Class A                        4.50%       US$  53,944          1.98%           (0.07)%             64%
 Class D                        2.35%       US$   1,547          2.63%*          (1.49)%*            64%
GAM Japan Capital***
 Class A                        6.45%       US$   3,600          3.61%           (2.35)%            122%
GAM North America***
 Class A                       30.90%       US$   5,981          2.98%            0.01%               9%
GAMerica Capital++***
 Class A                        1.38%       US$   3,029          3.73%*           1.36%*             11%
01-JAN-94 TO
31-DEC-94
US$
GAM International             (10.23)%      US$ 158,336          1.60%            2.74%             110%
GAM Global                    (16.15)%      US$  19,940          2.29%            0.91%             123%
GAM Europe                     (3.11)%      US$  32,233          2.35%            0.06%              75%
GAM Pacific Basin                7.41%      US$  48,527          1.78%           (0.35)%             29%
GAM Japan Capital+             (3.77)%      US$   9,406          2.19%*           0.70%*              7%
GAM North America***             2.97%      US$   1,887          2.54%            0.37%               3%

 + Period from 1st July, 1994 (Inception) to 31st December, 1994.
++ Period from 12th May, 1995 (Inception) to 31st December, 1995. * Annualized. ** The inception dates for Classes B and C were as follows: International Class
   B on 26th May 1998, Class C on 19th May 1998, Global Class B on 26th May, 1998, Class C on 19th May, 1998, Europe Class B on 26th May, 1998, Class C on 20th May, 1998, Pacific Basin Class B on 26th May, 1998, Class C on 1st June, 1998, Japan Capital Class B on 26th May, 1998, Class C on 19th May, 1998, North America Class B on 26th May, 1998, Class C on 7th July, 1998 and GAMerica Capital Class B and Class C on 26th May, 1998.
***In the absence of expense reimbursement, expenses on an annualized basis would have represented 6.16% for GAMerica Capital of average net assets for the year ended 31st December, 1996. Expenses on an annualized basis would have represented 4.61% for GAM Japan Capital, 3.27% for GAM North America and 4.73% for GAMerica Capital of average net assets, respectively for the period ended 31st, December, 1995 and 5.81% of average net assets for GAM North America Fund for the year ended 31st December, 1994.
 + The  ratios of  expenses  to  average  net  assets  for the year  ended  31st
   December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
++ Total return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                           Bank loans
                          -----------------------------------------------------------------------------
                                                                        Average
                                               Average amount       number of shares        Average
                               Amount          of bank loans          outstanding          amount of
                            outstanding         outstanding        during the period     debt per share
                           end of period     during the period     (monthly average)       during the
                           (000 omitted)       (000 omitted)         (000 omitted)           period
                          ---------------   -------------------   -------------------   ---------------
01-JAN-98 TO
31-DEC-98
US$
GAM International
 Class A
 Class B*
 Class C*
 Class D
GAM Global
 Class A
 Class B*
 Class C*
 Class D
GAM Europe ++++
 Class A                        -                  US$ 44                 3,658              US$ .012
 Class B*                       -                  US$  2                    78              US$ .019
 Class C*                       -                  US$  1                    40              US$ .017
GAM Pacific Basin
 Class A
 Class B*
 Class C*
 Class D
GAM Japan Capital
 Class A
 Class B*
 Class C*
GAM North America ++++
 Class A                        -                  US$ 68                  797              US$.085
 Class B*                       -                      -                     -                    -
 Class C*                       -                      -                     -                    -
GAMerica Capital
 Class A
 Class B*
 Class C*

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                          Bank loans
                         -----------------------------------------------------------------------------
                                                                       Average
                                              Average amount       number of shares        Average
                              Amount          of bank loans          outstanding          amount of
                           outstanding         outstanding        during the period     debt per share
                          end of period     during the period     (monthly average)       during the
                         (000 omitted)        (000 omitted)         (000 omitted)           period
                         ---------------   -------------------   -------------------   ---------------
01-JAN-97 TO
31-DEC-97
US$
GAM International
 Class A
 Class D
GAM Global
 Class A
 Class D
GAM Europe +++
 Class A                     US$ 884           US$   2.4                 2,688             US$ 0.001
GAM Pacific Basin +++
 Class A                     US$ 2,102         US$   5.8                 3,265             US$ 0.002
 Class D                     US$ 144           US$   0.4                   140             US$ 0.003
GAM Japan Capital +++
 Class A                            -          US$ 145.5                 3,074             US$ 0.047
GAM North America
 Class A
GAMerica Capital
 Class A
01-JAN-96 TO
31-DEC-96
US$
GAM International
 Class A
 Class D
GAM Global
 Class A
 Class D
GAM Europe
 Class A
GAM Pacific Basin
 Class A
 Class D
GAM Japan Capital
 Class A
GAM North America
 Class A
GAMerica Capital
 Class A

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------


                                                        Bank loans
                       -----------------------------------------------------------------------------
                                                                     Average
                                            Average amount       number of shares        Average
                            Amount          of bank loans          outstanding          amount of
                         outstanding         outstanding        during the period     debt per share
                        end of period     during the period     (monthly average)       during the
                       (000 omitted)        (000 omitted)         (000 omitted)           period
                       ---------------   -------------------   -------------------   ---------------
01-JAN-95 TO
31-DEC-95
US$
GAM International
 Class A
 Class D
GAM Global
 Class A
 Class D
GAM Europe
 Class A                     -                US$ 123                 390               US$ 0.32
GAM Pacific Basin
 Class A
 Class D
GAM Japan Capital
 Class A
GAM North America
 Class A
GAMerica Capital ++
 Class A
01-JAN-94 TO
31-DEC-94
US$
GAM International
GAM Global
GAM Europe
GAM Pacific Basin
GAM Japan Capital +
GAM North America

   *The inception dates for Classes B and C were as follows: International Class
    B on 26th May 1998, Class C on 19th May 1998, Global Class B on 26th May, 1998, Class C on 19th May, 1998, Europe Class B on 26th May, 1998, Class C on 20th May, 1998, Pacific Basin Class B on 26th May, 1998, Class C on 1st June, 1998, Japan Capital Class B on 26th May, 1998, Class C on 19th May, 1998, North America Class B on 26th May, 1998, Class C on 7th July, 1998 and GAMerica Capital Class B and Class C on 26th May, 1998.

   +Period from 1st July, 1994 (Inception) to 31st December, 1994.

  ++Period from 12th May, 1995 (Inception) to 31st December, 1995.

 +++The average daily interest rate during the period was 8.69% for GAM Europe, 8.69% for GAM Pacific Basin and 8.41% for GAM Japan Capital, respectively. The interest rate at 31st December, 1997 was 8.69% for GAM Europe and GAM Pacific Basin.

++++The average daily interest rate during the period was 8.65% for GAM Europe and 8.63% for GAM North America, respectively.

--------------------------------------------------------------------------------
                         Report of Independent Accounts
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of GAM Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GAM Funds, Inc. (comprising, respectively, GAM International Fund, GAM Global Fund, GAM Europe Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM North America Fund and GAMerica Capital Fund) at December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the two years in the period ended December 31, 1995, were audited by other auditors whose report, dated February 2, 1996, expressed an unqualified opinion thereon.



[GRAPHIC OMITTED]

                                               /s/  PricewaterhouseCoopers LLP
                                               -------------------------------
                                               PricewaterhouseCoopers LLP


Boston, Massachusetts
February 22, 1999

--------------------------------------------------------------------------------
                 Additional Federal Tax Information (unaudited)
--------------------------------------------------------------------------------
The percentage of ordinary income dividends paid by the Funds during the year ended 31st December 1998, which qualify for the Dividends Received Deduction available to corporate shareholders was:



                                                           GAM         GAM         GAM
                      GAM            GAM        GAM      Pacific      Japan       North      GAMerica
                 International     Global     Europe      Basin      Capital     America     Capital
                ===============   ========   ========   =========   =========   =========   =========
Percentages           0%              0%         0%          0%          0%        100%        2.43%

The Funds hereby designate the following approximate amounts as capital gain distributions for the purpose of the Dividends Paid Deduction:



                                                                GAM         GAM          GAM
                       GAM            GAM          GAM        Pacific      Japan        North       GAMerica
                  International      Global       Europe       Basin      Capital      America      Capital
                 ===============   =========   ===========   =========   =========   ===========   =========
In US$
Distribution                 -     676,058     4,456,208           -           -     4,342,973      229,017

In January 1999, the Funds reported on Form 1099 the tax status of all distributions made during calendar year 1998.

--------------------------------------------------------------------------------
                   Supplemental Proxy Information (unaudited)
--------------------------------------------------------------------------------
The "Company" had a special meeting of shareholders on April 9, 1998. The following is a description of the matters presented to shareholders for approval and the results of the voting.

1. The following Directors (constituting the entire Board of Directors) were elected by shareholders:



                                 IN FAVOR      ABSTAIN
                               ------------   --------
Gilbert de Botton ..........   47,222,916     495,043
George W. Landau ...........   47,197,581     520,379
Robert J. McGuire ..........   47,217,735     500,225
Roland Weiser ..............   47,212,879     505,081

2. Shareholders approved the proposal to eliminate the Funds' fundamental investment restrictions with respect to (a) investments in issuers with an operating history of less than three years (For: 25,674,938, Against: 2,677,160,
Abstain: 1,077,036); (b) investments in issuers in which officers and directors of the "Company" or its investment adviser own more than certain specified percentages of the securities of such issuer (For: 25,010,148, Against:
3,225,003, Abstain: 1,193,981); and (c) investments in interests in oil, gas or other mineral exploration or development programs (For: 25,359,546, Against:
3,049,356, Abstain: 1,020,235).

3. Shareholders approved the change from fundamental to non-fundamental the Funds' investment restrictions with respect to (a) short sales of securities and
(b) investments in illiquid  securities (For:  24,644,025,  Against:  3,314,456,
Abstain: 1,470,653).

4.  Shareholders  ratified  the  selection  of  PricewaterhouseCoopers   LLP  as
independent accountants for the "Company" for its fiscal year ended December 31, 1998 (For: 46,747,500, Against: 328,956, Abstain: 641,494).

                               BOARD OF DIRECTORS

Gilbert de Botton - President   CHAIRMAN, Global Asset Management Limited, London

George W. Landau                SENIOR ADVISER, Latin America Group, The Coca-Cola
                                Company, New York

Roland Weiser                   PRESIDENT, Intervista, Summit, New Jersey

Robert J. McGuire, Esq.         ATTORNEY/CONSULTANT, Morvillo, Abramowitz, Grand, Iason
                                & Silberberg, P.C., New York, New York

Address of the Company:         135 East 57th Street
                                New York, New York 10022

                                Tel: (212) 407-4600
                                1-800-426-4685 (toll free)
                                Fax: (212) 407-4684

Registrar and Transfer Agent:   Chase Global Funds Services Company
                                P.O. Box 2798
                                Boston, Massachusetts 02208

                                Tel: (617) 557-8000 ext 6610
                                1-800-356-5740 (toll free)
                                Fax: (617) 557-8635

     Copies of this report may be obtained from the Fund, from the Transfer Agent or from:

               In the Isle of Man;
               GAM Administration Limited,
               11 Athol Street, Douglas, Isle of Man IM99 1HH, British Isles
               Tel: 44-1624 632632 Fax: 44-1624 625956

               In the United Kingdom (for authorized persons only);
               Global Asset Management Limited, a member of IMRO,
               12 St. James's Place, London, SW1A 1NX, UK
               Tel: 44-171-493 9990 Fax: 44-171-493 0715 Tlx: 296099 GAMUK G

               On Internet;
               Information on GAM's SEC-registered funds -www.gam.com Email enquiries on GAM - usinfo@gam.com